Document And Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Entity Registrant Name	Capital Product Partners L.P.
Entity Central Index Key	0001392326
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
General Partner
Document and Entity Information
Entity's units outstanding	1,415,757
Common Limited Partner
Document and Entity Information
Entity's units outstanding	69,372,077
Preferred Limited Partner
Document and Entity Information
Entity's units outstanding	15,555,554

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 43,551	$ 53,370
Trade accounts receivable, net	2,346	3,415
Prepayments and other assets	1,259	1,496
Inventories	2,333	4,010
Total current assets	49,489	62,291
Fixed assets
Vessels, net (Note 5)	959,550	1,073,986
Total fixed assets	959,550	1,073,986
Other non-current assets
Trade accounts receivable, net	848	0
Above market acquired charters (Note 6)	47,720	51,124
Deferred charges, net	2,021	2,138
Restricted cash (Notes 2, 7)	10,500	6,750
Total non-current assets	1,020,639	1,133,998
Total assets	1,070,128	1,196,289
Current liabilities
Current portion of long-term debt (Note 7)	0	18,325
Trade accounts payable	4,776	8,460
Due to related parties (Note 4)	17,447	10,572
Derivative instruments (Note 8)	467	8,255
Accrued liabilities (Note 9)	2,781	2,286
Deferred revenue (Note 4)	10,302	7,739
Total current liabilities	35,773	55,637
Long-term liabilities
Long-term debt (Note 7)	458,365	615,255
Deferred revenue	2,162	3,649
Derivative instruments (Note 8)	0	4,422
Total long-term liabilities	460,527	623,326
Total liabilities	496,300	678,963
Commitments and contingencies (Note 16)	0	0
Partners' capital
General Partner	9,049	11,005
Limited Partners - Common (69,372,077 units issued and outstanding at December 31, 2012 and 2011)	425,497	517,545
Limited Partners - Preferred (15,555,554 Class B units issued and outstanding at December 31, 2012)	139,744	0
Accumulated other comprehensive loss (Notes 2, 8)	(462)	(11,224)
Total partners' capital	573,828	517,326
Total liabilities and partners' capital	$ 1,070,128	$ 1,196,289

Consolidated Balance Sheets (Parentheticals)	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets
Limted Partners - Common Units Outstanding	69,372,077	69,372,077
Limited Partners - Preferred Units Outstanding	15,555,554	0

Consolidated Statements of Comprehensive (Loss) / Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue:
Revenues	$ 84,012	$ 98,517	$ 113,562
Revenues - related party (Note 4)	69,938	31,799	11,030
Total revenues	153,950	130,316	124,592
Expenses:
Voyage Expenses (Note 10)	5,114	11,565	7,009
Voyage expenses related party (Notes 4, 10)	554	165	0
Vessel operating expenses - related party (Notes 4, 10)	23,634	30,516	30,261
Vessel operating expenses (Note 10)	22,126	4,949	1,034
General and administrative expenses (Note 4)	9,159	10,609	3,506
Gain on sale of vessels to third parties (Note 5)	(1,296)	0	0
Depreciation (Note 5)	48,235	37,214	31,464
Vessels' impairment charge (Note 5)	43,178	0	0
Operating income	3,246	35,298	51,318
Non operating income (expense),net:
Gain from bargain purchase (Note 3)	0	82,453	0
Other income (expense):
Interest expense and finance cost	(26,658)	(33,820)	(33,259)
Gain on interest rate swap agreement (Note 8)	1,448	2,310	0
Interest and other income	775	879	860
Total other expense, net	(24,435)	(30,631)	(32,399)
Partnership's Net (loss)/ income	(21,189)	87,120	18,919
Less:
Net income attributable to CMTC operations	0	0	983
Net (loss) / income	(21,189)	87,120	17,936
Preferred unit holders' interest in Partnership's net income	10,809	0	0
General Partners' interest in Partnership's net (loss) / income	(640)	1,742	359
Common unit holders' interest in Partnership's net (loss) / income	(31,358)	85,378	17,577
Limited Partner's net (loss) / income per (Note 15):
Common units (basic and diluted)	$ (0.46)	$ 1.78	$ 0.54
Weighted-average units outstanding:
Common units (basic and diluted)	68,256,072	47,138,336	32,437,314
Comprehensive (loss)/ income:
Partnership's net (loss)/ income	(21,189)	87,120	18,919
Other Comprehensive income:
Unrealized gain on derivative instruments (Note 8)	10,762	17,518	4,426
Comprehensive (loss)/income:	$ (10,427)	$ 104,638	$ 23,345

Consolidated Statements of Changes in Partners' Capital/ Stockholders' Equity (USD $) In Thousands	Total	Common Stockholders' Equity	General Partner	Common Unitholders	Preferred Unitholders	Total	Accumulated Other Comprehensive Loss
Common stockholders equity at Dec. 31, 2009		$ 31,224
Balance at Dec. 31, 2009	188,352		3,803	186,493		190,296	(33,168)
Dividends declared and paid to unitholders (Note 13)	(33,665)		(674)	(32,991)		(33,665)
Issuance of units (Note 13)	103,602		2,305	101,297		103,602
Equity compensation expense (Note 14)	782			782		782
Net income attributable to CMTC	983	983
Equity of contributed companies retained by CMTC (Note 13)	(32,207)	(32,207)
Partnership's net (loss) / income	17,936		359	17,577		17,936
Excess of purchase price over acquired assets (Note 1)	(10,449)		(209)	(10,240)		(10,449)
Other comprehensive income (Note 8)	4,426						4,426
Balance at Dec. 31, 2010	239,760		5,584	262,918		268,502	(28,742)
Dividends declared and paid to unitholders (Note 13)	(45,116)		(902)	(44,214)		(45,116)
Issuance of Partnership's units for business acquisition - of Crude (Note 3)	155,559		3,111	152,448		155,559
Issuance of Partnership units for business acquisition - of Patroklos Marine Corp. (Note 3)	58,525		1,470	57,055		58,525
Fair value of Crude's equity incentive plan attributable to precombination services (Note 3)	1,505		0	1,505		1,505
Equity compensation expense (Note 14)	2,455		0	2,455		2,455
Partnership's net (loss) / income	87,120		1,742	85,378		87,120
Other comprehensive income (Note 8)	17,518						17,518
Balance at Dec. 31, 2011	517,326		11,005	517,545		528,550	(11,224)
Dividends declared and paid to unitholders (Note 13)	(73,316)		(1,316)	(64,516)	(7,484)	(73,316)
Issuance of units (Note 13)	136,419		0	0	136,419	136,419
Equity compensation expense (Note 14)	3,826		0	3,826	0	3,826
Partnership's net (loss) / income	(21,189)		(640)	(31,358)	10,809	(21,189)
Other comprehensive income (Note 8)	10,762						10,762
Balance at Dec. 31, 2012	$ 573,828		$ 9,049	$ 425,497	$ 139,744	$ 574,290	$ (462)

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net (loss) / income	$ (21,189)	$ 87,120	$ 18,919
Adjustments to reconcile net (loss) / income to net cash provided by operating activities:
Vessel depreciation	48,235	37,214	31,464
Vessel impairment (Notes 3, 5)	43,178	0	0
Gain from bargain purchase	0	(82,453)	0
Amortization of deferred charges	480	809	552
Amortization of above market acquired charters (Note 6)	7,904	5,489	938
Equity compensation expense (Note 14)	3,826	2,455	782
Gain on interest rate swap agreements (Note 8)	(1,448)	(2,310)	0
Gain on sale of vessels to third parties (Note 5)	(1,296)	0	0
Changes in operating assets and liabilities:
Trade accounts receivable	221	7,211	(2,717)
Due from related parties	0	2	6
Prepayments and other assets	237	(589)	230
Inventories	1,677	5,576	237
Trade accounts payable	(5,594)	(4,600)	118
Due to related parties	7,009	(4,507)	(570)
Accrued liabilities	480	(247)	(409)
Deferred revenue	1,078	5,369	501
Net cash provided by operating activities	84,798	56,539	50,051
Cash flows from investing activities:
Vessel acquisitions and improvements (Notes 3, 5)	(1,614)	(27,003)	(99,842)
Acquisition of above market bare-boat charter (Note 6)	0	0	(9,000)
Additions to restricted cash	(3,750)	(1,500)	(750)
Proceeds from sale of vessels (Notes 3, 5)	21,299	0	0
Cash and cash equivalents acquired in business acquisition	0	11,847	0
Purchase of short term investments	0	0	(81,729)
Maturity of short term investments	0	0	112,119
Net cash provided by / (used in) investing activities	15,935	(16,656)	(79,202)
Cash flows from financing activities:
Proceeds from issuance of Partnership units (Note 3)	140,000	1,470	105,273
Expenses paid for issuance of Partnership units	(1,673)	0	(1,533)
Proceeds from issuance of long-term debt (Note 7)	0	159,580	0
Payments of long-term debt (Note 7)	(175,215)	(134,580)	0
Payments of related-party debt/ financing	0	0	(1,556)
Loan issuance costs	(348)	(338)	0
Excess of purchase price over book value of vessels acquired from entity under common control	0	0	(10,449)
Dividends paid	(73,316)	(45,116)	(33,665)
Net cash (used in)/ provided by financing activities	(110,552)	(18,984)	58,070
Net (decrease) / increase in cash and cash equivalents	(9,819)	20,899	28,919
Cash and cash equivalents at beginning of period	53,370	32,471	3,552
Cash and cash equivalents at end of period	43,551	53,370	32,471
Supplemental cash flow information
Cash paid for interest	25,864	32,210	31,860
Non-Cash Investing and Financing Activities
Fair value of vessels purchased, M/V Archimidis and M/V Agamemnon (Note 3, 5)	133,000	0	0
Fair value of vessels sold, M/T Alexander the Great and M/T Achilleas, reduced by the net cash consideration received (Note 3, 5)	(137,500)	0	0
Acquisition of above market time charter (Notes 3, 6)	4,500	48,551	0
Net liabilities assumed by CMTC upon contribution of vessels to the partnership (Note 12)	0	0	31,844
Units issued to acquire Patroklos (Note 3)	0	57,055	0
Capital expenditures included in liabilities	134	252	175
Reduction in deferred offering expenses	0	0	107
Offering expenses included in liabilites	1,908	0	31
Crude's net assets at the completion of the business acquisition (Note 12)	0	211,144	0
Units issued to acquire Crude (Note 3)	0	155,559	0
Fair value of Crude's Equity Incentive Plan attributable to precombination services (Note 3)	$ 0	$ 1,505	$ 0

Basis Of Presentation And General Information	12 Months Ended
Dec. 31, 2012
Basis Of Presentation and General Information (Abstract)
Basis Of Presentation and General Information
1.	Basis of Presentation and General Information
Capital Product Partners L.P. (the “Partnership”) was formed on January 16, 2007, under the laws of the Marshall Islands. The Partnership is an international shipping company. Its fleet of twenty five modern high specification vessels consists of four Suezmax crude oil tankers, eighteen modern medium range tankers all of which are classed as IMO II/III vessels, two post panamax container carrier vessels and one capesize bulk carrier. Its vessels are capable of carrying a wide range of cargoes, including crude oil, refined oil products, such as gasoline, diesel, fuel oil and jet fuel, edible oils and certain chemicals such as ethanol as well as dry cargo and containerized goods under short-term voyage charters and medium to long-term time and bareboat charters.
The consolidated financial statements include the following vessel-owning companies and operating companies which were all incorporated or formed under the laws of the Marshall Islands and Liberia.
Subsidiary	Date of Incorporation	Name of Vessel Owned by Subsidiary	DWT	Date acquired by the Partnership	Date acquired by CMTC

Capital Product Operating GP LLC	01/16/2007	—	—	—	—
Crude Carriers Corp.(6)	10/29/2009	—	—	09/30/2011	—
Crude Carriers Operating Corp. (6)	01/21/2010	—	—	09/30/2011	—
Shipping Rider Co.	09/16/2003	M/T Atlantas (M/T British Ensign) (1)	36,760	04/04/2007	04/26/2006
Canvey Shipmanagement Co.	03/18/2004	M/T Assos (M/T Insurgentes) (1),(4)	47,872	08/16/2010 04/04/2007	05/17/2006
Centurion Navigation Limited	08/27/2003	M/T Aktoras (M/T British Envoy) (1)	36,759	04/04/2007	07/12/2006
Polarwind Maritime S.A.	10/10/2003	M/T Agisilaos (1)	36,760	04/04/2007	08/16/2006
Carnation Shipping Company	11/10/2003	M/T Arionas (1)	36,725	04/04/2007	11/02/2006
Apollonas Shipping Company	02/10/2004	M/T Avax (1)	47,834	04/04/2007	01/12/2007
Tempest Maritime Inc.	09/12/2003	M/T Aiolos (M/T British Emissary) (1)	36,725	04/04/2007	03/02/2007
Iraklitos Shipping Company	02/10/2004	M/T Axios (1)	47,872	04/04/2007	02/28/2007
Epicurus Shipping Company	02/11/2004	M/T Atrotos (M/T El Pipila) (2),(5)	47,786	03/01/2010 05/08/2007	05/08/2007
Laredo Maritime Inc.	02/03/2004	M/T Akeraios (2)	47,781	07/13/2007	07/13/2007
Lorenzo Shipmanagement Inc.	05/26/2004	M/T Apostolos (2)	47,782	09/20/2007	09/20/2007
Splendor Shipholding S.A.	07/08/2004	M/T Anemos I (2)	47,782	09/28/2007	09/28/2007
Ross Shipmanagement Co.	12/29/2003	M/T Attikos (3),(7)	12,000	09/24/2007	01/20/2005
Sorrel Shipmanagement Inc.	02/07/2006	M/T Alexandros II (M/T Overseas Serifos) (2)	51,258	01/29/2008	01/29/2008
Baymont Enterprises Incorporated	05/29/2007	M/T Amore Mio II (3)	159,982	03/27/2008	07/31/2007
Forbes Maritime Co.	02/03/2004	M/T Aristofanis (3),(8)	12,000	04/30/2008	06/02/2005
Wind Dancer Shipping Inc.	02/07/2006	M/T Aristotelis II (M/T Overseas Sifnos) (2)	51,226	06/17/2008	06/17/2008
Belerion Maritime Co.	01/24/2006	M/T Aris II (M/T Overseas Kimolos) (2)	51,218	08/20/2008	08/20/2008
Mango Finance Corp.	07/14/2006	M/T Agamemnon II (3), (4)	51,238	04/07/2009	11/24/2008
Navarro International S.A.	07/14/2006	M/T Ayrton II (3), (5)	51,238	04/13/2009	04/10/2009
Adrian Shipholding Inc.	06/22/2004	M/T Alkiviadis (3)	36,721	06/30/2010	03/29/2006
Patroklos Marine Corp.	06/17/2008	M/V Cape Agamemnon	179,221	06/09/2011	01/25/2011
Cooper Consultants Co. renamed to Miltiadis M II Carriers Corp.	04/06/2006	M/T Miltiadis M II (6)	162,000	09/30/2011	04/26/2006
Alexander the Great Carriers Corp.	01/26/2010	M/T Alexander The Great (6),(9)	297,958	09/30/2011	03/26/2010
Achilleas Carriers Corp.	01/26/2010	M/T Achilleas (6),(9)	297,863	09/30/2011	06/25/2010
Amoureux Carriers Corp.	04/14/2010	M/T Amoureux (6)	150,000	09/30/2011	—
Aias Carriers Corp.	04/14/2010	M/T Aias (6)	150,000	09/30/2011	—
Agamemnon Container Carrier Corp.	04/19/2012	M/V Agamemnon (9)	103,773	12/22/2012	06/28/2012
Archimidis Container Carrier Corp.	04/19/2012	M/V Archimidis (9)	103,773	12/22/2012	06/22/2012
Miltiadis M II Corp.	08/28/2012	-	-	-	-

(1)	Initial Vessels acquired from Capital Maritime and Trading Corp. (“CMTC”) upon consummation of the Partnership's Initial Public Offering (“IPO”) which was completed on April 3, 2007.
(2)	Committed Vessels (the Partnership committed to acquire these vessels from CMTC upon consummation of the IPO).
(3)	Non-Contracted Vessels (vessels acquired from CMTC that were neither initial nor committed vessels).
(4)	Was acquired on April 4, 2007, on April 7, 2009 was exchanged with the M/T Agamemnon II and was reacquired on August 16, 2010.
(5)	Was acquired on May 8, 2007, on April 13, 2009 was exchanged with the M/T Ayrton II and was reacquired on March 1, 2010.
(6)	Were acquired upon the completion of the business acquisition of Crude Carriers Corp. (“Crude”).
(7)	Was sold on February 14, 2012.
(8)	Was sold on April 4, 2012.
(9)	On December 22, 2012 the M/T Alexander the Great and the M/T Achilleas were exchanged with the M/V Archimidis and the M/V Agamemnon respectively.

The Partnership Agreement provides that the Partnership's board of directors has the power to oversee, direct the operations of, manage and determine the strategies and policies of the Partnership. In addition under the Partnership Agreement, CMTC and its affiliates are not permitted to participate in the election of five out of the Partnership board's eight directors. This provision ensures that a majority of the directors on the Partnership's board are elected by the Partnership's limited unitholders that are not CMTC or its affiliates, and since July 22, 2010 a majority of the Partnership's board has been elected by unaffiliated unitholders.
As a result, the Partnership is not considered to be under common control with CMTC therefore since July 22, 2010 the Partnership no longer accounts for vessel acquisitions from CMTC as transfer of equity interest between entities under common control.
Prior to July 22, 2010, when the Partnership and CMTC were under common control, all the vessel owning companies the Partnership acquired from CMTC were recorded by the Partnership at net book value reflected by CMTC and accounted for as a combination of entities under common control or a transfer of equity interest between entities under common control. For a combination between entities under common control, the purchase cost provisions (as they relate to purchase business combinations involving unrelated entities) explicitly do not apply; instead the method of accounting prescribed by accounting standards for such transfers is similar to pooling-of-interests method of accounting. Under this method, the carrying amount of assets and liabilities recognized in the balance sheets of each combining entity are carried forward to the balance sheet of the combined entity, and no other assets or liabilities are recognized as a result of the combination. Purchase premium or discount representing the difference between the cash consideration paid and the book value of the net assets acquired was recorded as increase or decrease to the Partners' capital.
Vessels that had an operating history as part of CMTC fleet, prior to their acquisition by the Partnership have been treated as an acquisition of business. As a result, transfers of equity interests between entities under common control were accounted for as if the transfer occurred at the beginning of the period, and prior years were retroactively adjusted to furnish comparative information similar to the pooling-of-interest method.

Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies (Abstract)
Significant Accounting Policies

2.	Significant Accounting Policies

(a)
Principles of Consolidation: The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), and include the accounts of the legal entities comprising the Partnership as discussed in Note 1. Intra-group balances and transactions have been eliminated upon consolidation. Balances and transactions with CMTC and its affiliates have not been eliminated, but are presented as balances and transactions with related parties. The Partnership's consolidated financial statements have been prepared after giving retroactive effect to the combination of entities under common control since July 22, 2010 as described in Note 1 to the consolidated financial statements.

(b)
Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the amounts of revenues and expenses recognized during the reporting period. Actual results could differ from those estimates. Additionally, these consolidated financial statements include allocations for certain expenses, including corporate overhead expenses that are normally incurred by a listed company.

(c)
Other Comprehensive Income: The Partnership separately records certain transactions directly as components of partners' capital / stockholders' equity. For the years ended December 31, 2012 and 2011 other comprehensive income is comprised of changes in fair value of interest rate swaps that qualify as cash flow hedges and the amortization of the accumulated other comprehensive loss attributable to interest rate swaps that do not qualify as cash flow hedges. For the year ended December 31, 2010 other comprehensive income is solely comprised of changes in fair values of interest rate swaps that qualify as cash flow hedges (Note 8).

(d)
Accounting for Revenue, Voyage and Operating Expenses: The Partnership generates its revenues from charterers for the charter hire of its vessels. Vessels are chartered on time charters, bareboat charters or voyage charters. A time charter is a contract for the use of a vessel for a specific period of time and a specified daily charter hire rate, which is generally payable monthly in advance. Some of the Partnership's time charters also include profit sharing provisions, under which the Partnership can realize additional revenues in the event that spot rates are higher than the base rates in these time charters. A bareboat charter is a contract in which the vessel owner provides the vessel to the charterer for a fixed period of time at a specified daily rate, which is generally payable monthly in advance, and the charterer generally assumes all risk and costs of operation during the bareboat charter period. A voyage is deemed to commence upon the later of the completion of discharge of the vessel's previous cargo or upon vessel arrival to the agreed upon port based on the terms of a voyage contract that is not cancelable and voyage is deemed to end upon the completion of discharge of the delivered cargo. Revenues under voyage charter agreements are recognized when a voyage agreement exists, the price is fixed, service is provided and the collection of the related revenue is reasonably assured.

Revenues are recorded over the term of the charter as service is provided and recognized on a pro-rata basis over the duration of the voyage.
All of the Partnership's time charters and bareboat charters are classified as operating leases. Revenues under operating lease arrangements are recognized when a charter agreement exists, charter rate is fixed and determinable, the vessel is made available to the lessee, and collection of the related revenue is reasonably assured. Revenues are recognized ratably on a straight line basis over the period of the respective time or bareboat charter. Revenues from profit sharing arrangements in time charters represent a portion of time charter equivalent (voyage income less direct expenses, divided by operating days), that exceeds the agreed base rate and are recognized in the period earned. Deferred revenue represents cash received in advance of being earned. The portion of the deferred revenue that will be earned within the next twelve months is classified as current liability and the rest as long term liability.
Vessel voyage expenses are direct expenses to voyage revenues and primarily consist of commissions, port expenses, canal dues and bunkers. Commissions are expensed over the related charter period and all the other voyage expenses are expensed as incurred. Under the Partnership's time and bareboat charter agreements, all voyages expenses, except commissions are assumed by the charterer, with the exception of Overseas Shipholding Group Inc. bareboat charter agreements where the charterer is responsible for the commissions. For voyage charters all voyage expenses are paid by the Partnership.
Vessel operating expenses presented in the consolidated financial statements mainly consisted of:

•	Management fees payable to the Partnership's manager Capital Shipmanagement Corp. (the “Manager” or “CSM”) under three different types of Management agreements (Note 4); and

•	Actual operating expenses such as crewing, repairs and maintenance, insurance, stores, spares, lubricants and other operating expenses.
Vessel operating expenses are expensed as incurred.

(e)
Foreign Currency Transactions: The functional currency of the Partnership is the U.S. Dollar because the Partnership's vessels operate in international shipping markets that utilize the U.S. Dollar as the functional currency. The accounting records of the Partnership are maintained in U.S. Dollars. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities, which are denominated in currencies other than the U.S. Dollar, are translated into the functional currency using the exchange rate at that date. Gains or losses resulting from foreign currency transactions are included in interest and other income in the accompanying consolidated statements of comprehensive (loss) / income.

(f)
Cash and Cash Equivalents: The Partnership considers highly-liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents.

(g)
Restricted cash: For the Partnership to comply with debt covenants under its credit facilities, it must maintain minimum cash deposits. Such deposits are considered by the Partnership to be restricted cash. As of December 31, 2012 and 2011, restricted cash amounted to $10,500 and $6,750, respectively, and is presented under other non-current assets.

(h)
Trade Accounts Receivable, Net: The amount shown as trade accounts receivable primarily consists of earned revenue that has not been billed yet or that it has been billed but not yet collected. At each balance sheet date all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts.  As of December 31, 2012 allowance for doubtful accounts amounted to $54. No allowance for doubtful accounts was accounted for as of December 31, 2011.

(i)	Inventories: Inventories consist of consumable bunkers, lubricants, spares and stores and are stated at the lower of cost or market value. The cost is determined by the first-in, first-out method.

(j)
Fixed Assets: Fixed assets consist of vessels which are stated at cost, less accumulated depreciation. Vessel cost consists of the contract price for the vessel and any material expenses incurred upon their construction (improvements and delivery expenses, on-site supervision costs incurred during the construction periods, as well as capitalized interest expense during the construction period). Vessels acquired through acquisition of businesses are recorded at their acquisition date fair values. The cost of each of the Partnership's vessels is depreciated beginning when the vessel is ready for its intended use, on a straight-line basis over the vessels' remaining economic useful life, after considering the estimated residual value. Management estimates the scrap value of the Partnership's vessels to be $0.2 per light weight ton (LWT) and useful life to be 25 years.

(k)
Impairment of Long-lived Assets: An impairment loss on long-lived assets is recognized when indicators of impairment are present and the carrying amount of the long-lived asset is greater than its fair value and not believed to be recoverable. In determining future benefits derived from use of long-lived assets, the Partnership performs an analysis of the anticipated undiscounted future net cash flows of the related long-lived assets on a vessel by vessel basis. If the carrying value of the related asset exceeds its undiscounted future net cash flows, the carrying value is reduced to its fair value. Various factors including future charter rates and vessel operating costs are included in this analysis.

In recent years market conditions as compared to previous years have changed significantly as a result of the global credit crisis and resulting slowdown in world trade. Charter rates decreased and values of assets were affected. The Partnership considered these market developments as indicators of potential impairment of the carrying amount of its assets. The Partnership has performed an undiscounted cash flow test based on US GAAP as of December 31, 2012 and 2011 determining undiscounted projected net operating cash flows for the vessels and comparing them to the vessels' carrying values. In developing estimates of future cash flows, the Partnership made assumptions about future charter rates, utilization rates, vessel operating expenses, future dry docking costs and the estimated remaining useful life of the vessels. These assumptions are based on historical trends as well as future expectations that are in line with the Partnership's historical performance and expectations for the vessels' utilization under the deployment strategy. Based on these assumptions, the Partnership determined that the undiscounted cash flows supported the vessels' carrying amounts as of December 31, 2012 and 2011.

(l)
Intangible assets: The Partnership records all identified tangible and intangible assets or any liabilities associated with the acquisition of a business at fair value. When a business is acquired that owns a vessel with an existing charter agreement, the Partnership determines the present value of the difference between: (i) the contractual charter rate and (ii) the prevailing market rate for a charter of equivalent duration. When determining present value, the Partnership uses Weighted Average Cost of Capital (“WACC”). The resulting above-market (assets) and below-market (liabilities) charters are amortized using straight line method as a reduction and increase, respectively, to revenues over the remaining term of the charters.

(m)
Deferred charges, net: are comprised mainly of fees paid to lenders for obtaining new loans or refinancing existing loans and are capitalized as deferred finance charges and amortized to “interest expense and finance cost” over the term of the respective loan using the effective interest rate method.

(n)
Pension and Retirement Benefit Obligations: The vessel-owning companies included in the consolidated financial statements employ the crew on board under short-term contracts (usually up to seven months) and accordingly, they are not liable for any pension or post retirement benefits.

(o)
Concentration of Credit Risk: Financial instruments which potentially subject the Partnership to significant concentrations of credit risk consist principally of cash and cash equivalents, interest rate swaps, and trade accounts receivable. The Partnership places its cash and cash equivalents, consisting mostly of deposits, and enters into interest rate swap agreements with creditworthy financial institutions rated by qualified rating agencies. A limited number of financial institutions hold the Partnership's cash. Most of the Partnership's revenues were derived from a few charterers. For the year ended December 31, 2012, CMTC and British Petroleum Shipping Limited accounted for 45% and 23% of the Partnership's total revenue, respectively. For the year ended December 31, 2011, British Petroleum Shipping Limited, CMTC, and Overseas Shipholding Group Inc. (“OSG”) accounted for 32%, 24% and 11% of the Partnership's total revenue, respectively. For the year ended December 31, 2010 British Petroleum Shipping Limited, Morgan Stanley Capital Group Inc. and OSG accounted for 49%, 11% and 11% of total revenue, respectively. The Partnership does not obtain rights of collateral from its charterers to reduce its credit risk.

(p)
Fair Value of Financial Instruments: On January 1, 2008, the Partnership adopted the accounting guidance for Fair Value Measurements for financial assets and liabilities and any other assets and liabilities carried at fair value. This guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The carrying value of trade receivables, due from related parties, due to related parties, accounts payable and current accrued liabilities approximates their fair value. The fair values of long-term variable rate bank loans approximate the recorded values, due to their variable interest and due to the fact the lenders have the ability to pass on their funding cost to the Partnership under certain circumstances, which reflects their current assessed risk. We believe the terms of our loans are similar to those that could be procured as of December 31, 2012. Interest rate swaps are recorded at fair value on the consolidated balance sheet.

(q)
Interest Rate Swap Agreements: The Partnership designates its derivatives based upon the intended use, and recognizes all derivatives as either assets or liabilities in the consolidated balance sheet and measures those instruments at fair value. Changes in the fair value of each derivative instrument are recorded depending on the intended use of the derivative and the resulting designation. For a derivative that does not qualify as a hedge, changes in fair value are recognized within the consolidated statements of comprehensive (loss) / income. For derivatives that qualify as cash flow hedges, the changes in fair value of the effective portion are recognized at the end of each reporting period in Other comprehensive income / (loss), until the hedged item is recognized in the consolidated statements of comprehensive (loss) / income. The ineffective portion of a derivative's change in fair value is immediately recognized in the consolidated statements of comprehensive (loss) / income.

(r)
Net (Loss) / Income Per Limited Partner Unit: Basic net income per limited partner unit is calculated by dividing Partnership's net income less net income allocable to preferred unit holders, general partner interest in net income (including incentive distribution rights) and net income allocable to unvested units by the weighted-average number of outstanding limited partner units during the period (Note 15). Diluted net income per limited partner unit reflects the potential dilution that could occur if securities or other contracts to issue limited partner units were exercised.

(s)
Income Taxes: The Partnership is not subject to the payment of any income tax on its income. Instead, a tax is levied based on the tonnage of the vessels, which is included in operating expenses (Note 11).

(t)
Segment Reporting: The Partnership reports financial information and evaluates its operations by charter revenues and not by the length, type of vessel or type of ship employment for its customers, i.e. time or bareboat charters. The Partnership does not use discrete financial information to evaluate the operating results for each such type of charter or vessel. Although revenue can be identified for these types of charters or vessels, management cannot and does not identify expenses, profitability or other financial information for these various types of charters or vessels. As a result, management, including the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet, and thus the Partnership has determined that it operates as one reportable segment. Furthermore, when the Partnership charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographic information is impracticable.

(u)
Omnibus Incentive Compensation Plan: Equity compensation expense represents vested and unvested units granted to employees and to non-employee directors, for their services as directors, as well as to non-employees and are included in general and administrative expenses in the consolidated statements of comprehensive (loss) / income. These units are measured at their fair value equal to the market value of the Partnership's common units on the grant date. The units that contain a time-based service vesting condition are considered unvested units on the grant date and a total fair value of such units is recognized on a straight-line basis over the requisite service period. In addition, unvested awards granted to non-employees are measured at their then-current fair value as of the financial reporting dates until non-employees complete the service (Note 14).

(v)
Recent Accounting Pronouncements: There are no recent accounting pronouncements issued during 2012 whose adoption would have a material effect on the Partnership's consolidated financial statements in the current year or expected to have an impact on future years.

Acquisitions	12 Months Ended
Dec. 31, 2012
Acquisitions (Abstract)
Acquistions
3.	Acquisitions

a.	Agamemnon Container Carrier Corp. (M/V Agamemnon)

On December 22, 2012, the Partnership acquired the shares of Agamemnon Container Carrier Corp., the vessel owning company of the M/V Agamemnon, (“Agamemnon”), from CMTC in exchange for the shares of the Partnership's wholly owned subsidiary Achilleas Carriers Corp., the vessel owning company of the M/T Achilleas (“Achilleas”) following the unanimous recommendation of the conflicts committee and the unanimous approval of the board of directors. The vessel at the time of her acquisition by the Partnership operated under a three year time charter, with A.P. Moller-Maersk A.S. (“Maersk”). The time charter commenced in June 2012 and the earliest expiry is in July 2015. Maersk has the option to extend the charter for an additional four years.  The acquisition of Agamemnon was deemed accretive to the Partnership's distributions.
The Partnership accounted for the acquisition of Agamemnon as an acquisition of a business. All assets and liabilities of Agamemnon except the vessel, necessary permits and time charter agreement, were retained by CMTC. Furthermore up to the date of the exchange of Achilleas Carriers Corp., all assets and liabilities of Achilleas, except the vessel, were retained by the Partnership. CMTC has also waived any compensation for the early termination of the charter of Achilleas. The purchase price of the acquisition has been allocated to the identifiable assets acquired.

•	Purchase Price
The total purchase consideration of $70,250 is comprised of:
a) $68,875 representing the fair value of Achilleas, and;
b) $1,375 representing the cash consideration paid to CMTC by the Partnership.

•	Acquisition related costs
Acquisition-related costs of approximately $5.0 are included in general and administrative expenses in the consolidated statements of comprehensive (loss) / income for the year ended December 31, 2012.

•	Purchase price allocation
The allocation of the purchase price to acquired identifiable assets was based on their estimated fair values at the date of acquisition.
The fair value allocated to each class of identifiable assets of Agamemnon was calculated as follows:

As of December 22, 2012
Vessel	$68,000
Above market acquired time charter	$2,250
Identifiable assets	$70,250
Purchase price	$(70,250)

•	Identifiable intangible assets

The following table sets forth the component of the identifiable intangible asset acquired with the purchase of Agamemnon which is being amortized over its duration on a straight-line basis as a reduction of revenue:

Intangible assets	As of December 22, 2012	Duration of time charter acquired
Above market acquired time charter	$2,250	2.6 years
The fair value of the above market time charter acquired was determined as the difference between the time charter rate and market rate for comparable charter on the business combination date discounted at the WACC of approximately 11%.

Total revenues and net income of Agamemnon since its acquisition by the Partnership were $318 and $185 respectively and included in the Partnership's consolidated statements of comprehensive (loss) / income for the year ended December 31, 2012.

•	Pro Forma Financial Information

The supplemental pro forma financial information was prepared using the acquisition method of accounting and is based on the following:

•
The Partnership's actual results of operations for the year ended December 31, 2012 excluding non recurring transactions such as Achilleas impairment charge of $21,614 (Note 5) as well as the actual results of operations of Achilleas for the period from January 1, 2012 to December 21, 2012 and actual acquisition related costs the Partnership incurred in connection with the acquisition of Agamemnon;

•
The Partnership's actual results of operations for the year ended December 31, 2011 adjusted for non recurring transactions such as Achilleas impairment charge of $21,614 and actual acquisition related costs the Partnership incurred in connection with the acquisition of Agamemnon. Achilleas actual results of operations for the period from October 1, 2011 to December 31, 2011 have been excluded from the Partnership's actual results of operations as the vessel owning company of Achilleas was a fully owned subsidiary of Crude Carriers which was merged with the Partnership on September 30, 2011 (Note 3d) and;

•
Pro forma results of operations of Agamemnon for the period from January 1, 2012 to December 21, 2012 and for the year ended December 31, 2011 as if Agamemnon was operating under post acquisition revenue and cost structure.

The combined results do not purport to be indicative of the results of the operations which would have resulted had the acquisition been effected at beginning of the applicable period noted above, or the future results of operations of the combined entity.
The following table summarizes total net revenues; net (loss) / income and net (loss) / income per common unit of the combined entity had the acquisition of Agamemnon occurred on January 1, 2011:

	For the year ended December 31,
	2012	2011
Total revenues	$154,227	$137,065
Partnership's net income	2,210	72,508
Partnership's net income available to preferred unit holders	10,809	-
General Partner's interest in Partnership's net (loss) / income	(172)	1,450
Common unit holders interest in Partnership's net (loss) / income	$(8,427)	$71,058
Pro-forma weighted average of Partnership's common units outstanding	68,256,072	47,138,336
Net (loss) / income per common unit (basic and diluted)	$(0.12)	$1.51

b.	Archimidis Container Carrier Corp. (M/V Archimidis)

On December 22, 2012, the Partnership acquired the shares of Archimidis Container Carrier Corp., the vessel owning company of the M/V Archimidis, (“Archimidis”), from CMTC in exchange for the shares of the Partnership's wholly owned subsidiary Alexander The Great Carriers Corp., the vessel owning company of the M/T Alexander The Great (“Alexander The Great”) following the unanimous recommendation of the conflicts committee and the unanimous approval of  the board of directors. The vessel at the time of her acquisition by the Partnership operated under a three year time charter, with Maersk. The time charter commenced in November 2012 and the earliest expiry is in October 2015. Maersk has the option to extend the charter for an additional four years. The acquisition of Archimidis was deemed accretive to the Partnership's distributions.
The Partnership accounted for the acquisition of Archimidis as an acquisition of a business. All assets and liabilities of Archimidis except the vessel, necessary permits and time charter agreement, were retained by CMTC. Furthermore up to the date of the exchange of Alexander the Great Carriers Corp., all assets and liabilities of Alexander the Great, except the vessel, were retained by the Partnership. CMTC has also waived any compensation for the early termination of the charter of Alexander the Great. The purchase price of the acquisition has been allocated to the identifiable assets acquired.

•	Purchase Price
The total purchase consideration of $67,250 is comprised of:
a) $68,875 representing the fair value of Alexander the Great and;
b) $1,625 representing the cash consideration the Partnership received by CMTC.

•	Acquisition related costs
Acquisition-related costs of approximately $5.0 are included in general and administrative expenses in the consolidated statements of comprehensive (loss) / income for the year ended December 31, 2012.

•	Purchase price allocation
The allocation of the purchase price to acquired identifiable assets was based on their estimated fair values at the date of acquisition.
The fair value allocated to each class of identifiable assets of Archimidis was calculated as follows:

As of December 22, 2012
Vessel	$65,000
Above market acquired time charter	$2,250
Identifiable assets	$67,250
Purchase price	$(67,250)

•	Identifiable intangible assets
The following table sets forth the component of the identifiable intangible asset acquired with the purchase of Archimidis which is being amortized over its duration on a straight-line basis as a reduction of revenue:

Intangible assets	As of December 22, 2012	Duration of time charter acquired
Above market acquired time charter	$2,250	3.0 years
The fair value of the above market time charter acquired was determined as the difference between the time charter rate and market rate for comparable charter on the business combination date discounted at the WACC of approximately 11%.

Total revenues and net income of Archimidis since its acquisition by the Partnership were $321 and $178 respectively and included in the Partnership's consolidated statements of comprehensive (loss) / income for the year ended December 31, 2012.

•	Pro Forma Financial Information
The supplemental pro forma financial information was prepared using the acquisition method of accounting and is based on the following:

•
The Partnership's actual results of operations for the year ended December 31, 2012 excluding non recurring transactions such as Alexander the Great impairment charge of $21,564 (Note 5) as well as the actual results of operations of Alexander the Great for the period from January 1, 2012 to December 21, 2012 and actual acquisition related costs the Partnership incurred in connection with the acquisition of Archimidis;

•
The Partnership's actual results of operations for the year ended December 31, 2011 adjusted for non recurring transactions such as Alexander the Great impairment charge of $21,564 and actual acquisition related costs the Partnership incurred in connection with the acquisition of Archimidis. Alexander the Great actual results of operations for the period from October 1, 2011 to December 31, 2011 have been excluded from the Partnership's actual results of operations as the vessel owning company of Alexander the Great was a fully owned subsidiary of Crude Carriers which was merged with the Partnership on September 30, 2011 (Note 3d) and;

•
Pro forma results of operations of Archimidis for the period from January 1, 2012 to December 21, 2012 and for the year ended December 31, 2011, as if Archimidis was operating under post acquisition revenue and cost structure.

The combined results do not purport to be indicative of the results of the operations which would have resulted had the acquisition been effected at beginning of the applicable period noted above, or the future results of operations of the combined entity.
The following table summarizes total net revenues; net (loss) / income and net (loss) / income per common unit of the combined entity had the acquisitions of Archimidis occurred on January 1, 2011:

	For the year ended December 31,
	2012	2011
Total revenues	$155,011	$139,890
Partnership's net income	2,746	72,813
Partnership's net income available to preferred unit holders	10,809	-
General Partner's interest in Partnership's net (loss) / income	(161)	1,456
Common unit holders interest in Partnership's net (loss)/income	$(7,902)	$71,357
Pro-forma weighted average of Partnership's common units outstanding	68,256,072	47,138,336
Net (loss)/income per common unit (basic and diluted)	$(0.12)	$1.51

c.	Patroklos (M/V Cape Agamemnon)
On June 9, 2011, the Partnership acquired the shares of Patroklos Marine Corp., the vessel owning company of the M/V Cape Agamemnon (“Patroklos”), from CMTC as it was deemed accretive to the Partnership's distributions by the board of directors. The vessel at the time of her acquisition by the Partnership operated under a ten year time charter, with Cosco Bulk Carrier Co. Ltd. (“COSCO Bulk”), an affiliate of the COSCO Group. The time charter commenced in July 2010 and the earliest expiry under the charter is in June 2020. The acquisition of Patroklos was unanimously approved by the Partnership's Board of Directors following the unanimous approval and recommendation of the Board's conflicts committee, which is comprised entirely of independent directors.
The Partnership accounted for the acquisition of Patroklos as an acquisition of a business. All assets and liabilities of Patroklos except the vessel, necessary permits and time charter agreement, were retained by CMTC. The purchase price of the acquisition has been allocated to the identifiable assets acquired, with the excess of the fair value of assets acquired over the purchase price recorded as a gain from bargain purchase.

•	Purchase Price
The total purchase consideration of $83,525 was funded by $1,470 from available cash, $25,000 through a draw down from the Partnership's credit facility with Credit Agricole Emporiki Bank (Note 7) and the remaining through the issuance of 6,958,000 Partnership's common units to CMTC at a price of $8.20 per unit as quoted on the Nasdaq Stock Exchange the date of the acquisition of Patroklos by the Partnership. Furthermore upon the acquisition of Patroklos, the Partnership issued another 142,000 of Partnership's common units. These units were converted into 142,000 of general partner units by the Partnership and delivered to Capital General Partner (“CGP”) in order for it to maintain its 2% interest in the Partnership. The Partnership received the amount of $1,470 in exchange for these general partner units.

•	Acquisition related costs
Acquisition-related costs of approximately $409 are included in general and administrative expenses in the consolidated statements of comprehensive (loss) / income for the year ended December 31, 2011.

•	Purchase price allocation
The allocation of the purchase price to acquired identifiable assets was based on their estimated fair values at the date of acquisition.
The fair value allocated to each class of identifiable assets of Patroklos and the gain from bargain purchase recorded as non operating income / (expense), net in the Partnership's consolidated statements of comprehensive (loss) / income for the year ended December 31, 2011 was calculated as follows:

As of June 9, 2011
Vessel	$51,500
Above market acquired time charter	$48,551
Identifiable assets	$100,051
Purchase price	$(83,525)
Gain from bargain purchase	$16,526
The gain from bargain purchase of $16,526 has resulted from the decline of the Partnership's common unit price as the 6,958,000 common units which were issued to CMTC were valued at $8.20 per unit as quoted on the Nasdaq Stock Exchange on the day of the acquisition of Patroklos, as compared to the Partnership's common unit price of $10.35 representing a value of Partnership's common unit on the day CMTC and the Partnership agreed on the purchase consideration, including the issuance of these common units.

After a subsequent review and reassessment of valuation methods and procedures of the $100,051 fair value amount for identifiable assets acquired, the Partnership concluded that its measurements for the assets acquired appropriately reflect consideration of all available information that existed as of the acquisition date. Therefore, the Partnership recorded a gain from bargain purchase of $16,526 in accordance with ASC Subtopic 805-30 as of the Patroklos acquisition date.

•	Identifiable intangible assets
The following table sets forth the component of the identifiable intangible asset acquired with the purchase of Patroklos which is being amortized over its duration on a straight-line basis as a reduction of revenue:

Intangible assets	As of June 9, 2011	Duration of time charter acquired
Above market acquired time charter	$48,551	9.1 years
The fair value of the above market time charter acquired was determined as the difference between the time charter rate and market rate for comparable charter on the business combination date discounted at the WACC of approximately 11%.

Total revenues and net income of Patroklos since its acquisition by the Partnership were $5,305 and $2,899 respectively and included in the Partnership's consolidated statements of comprehensive (loss) / income for the year ended December 31, 2011.

•	Pro Forma Financial Information
The supplemental pro forma financial information was prepared using the acquisition method of accounting and is based on the following:

•
The Partnership's actual results of operations for the year ended December 31, 2011 excluding non recurring transactions such as gain from bargain purchase of $16,526 regarding the acquisition of Patroklos and actual acquisition related costs the Partnership incurred in connection with the acquisition of Patroklos;

•
The Partnership's actual results of operations for the year ended December 31, 2010 adjusted for non recurring transactions, such as gain from bargain purchase of $16,526 resulting from the acquisition of Patroklos and actual acquisition related costs the Partnership incurred in connection with the acquisition of Patroklos and;

•
Pro forma results of operations of Patroklos for the period from January 1, 2011 through June 9, 2011 and for the period from its vessel's delivery from the shipyard on July 28, 2010 to December 31, 2010 as if Patroklos was operating under post acquisition revenue and cost structure.

The combined results do not purport to be indicative of the results of the operations which would have resulted had the acquisition been effected at beginning of the applicable period noted above, or the future results of operations of the combined entity.
The following table summarizes total net revenues; net income and net income per common unit of the combined entity had the acquisitions of Patroklos occurred on July 28, 2010:
	For the year ended December 31
	2011	2010
Total revenues	$134,473	$128,671
Partnership's net income	72,807	35,819
General Partner's interest in Partnership's net income	1,456	716
Limited Partners' interest in Partnership's net income	$71,351	$35,103
Pro-forma weighted average of Partnership's common units outstanding	50,314,281	35,491,287
Net income per common unit (basic and diluted)	$1.39	$0.98

d.	Crude
On September 30, 2011, the merger between the Partnership and Crude was successfully completed. The exchange ratio of this unit for share transaction was 1.56 Partnership's common units for each Crude share. The Partnership is the surviving entity in the merger and continues to be structured as a master limited partnership. This transaction was deemed accretive to the Partnership's distributions in the long term and it adds to the balance sheet strength and financial flexibility of the Partnership.
The Crude acquisition has been accounted for using the acquisition method of accounting. Under the acquisition method of accounting, the total purchase price has been allocated to the all identifiable assets acquired and liabilities assumed with the excess of the fair value of assets acquired and liabilities assumed over the purchase price recorded as a gain from bargain purchase.

•	Purchase Price
The total purchase consideration of $157,064 is comprised of:
a) $155,559 representing the value of 24,344,176 Partnership's common units that were issued to Crude's shareholders', based on the exchange ratio of 1.56 Partnership's common units for each Crude share, at a price of $6.39 per unit as quoted on the Nasdaq Stock Exchange on September 30, 2011 the day of the successful closing of the acquisition and;
b) $1,505 representing the fair value attributable to precombination services of Crude's Equity Incentive Plan awards at the closing of the merger on September 30, 2011. Crude's Equity Incentive Plan awards consisted of 399,400 of Crude's common shares which were also exchanged at a ratio of 1.56 into 623,064 Partnership's common units at the closing of the merger.
Furthermore at the closing of the acquisition of Crude the Partnership converted 499,346 of Partnership's common units held by CMTC into 499,346 general partner units and delivered to CGP in order for it to maintain its 2% interest in the Partnership. For these units there was no cash consideration paid to the Partnership.

•	Acquisition related costs
Acquisition-related costs of approximately $4,225 are included in general and administrative expenses in the consolidated statements of comprehensive (loss) / income for the year ended December 31, 2011.

•	Purchase price allocation
The allocation of the purchase price to all identifiable assets acquired and liabilities assumed was based on their estimated fair values at the date of acquisition.
The fair value allocated to each class of assets and liabilities of Crude and the gain from bargain purchase recorded as non operating income / (expense), net, in the Partnership's consolidated statements of comprehensive (loss) / income for the year ended December 31, 2011 was calculated as follows:

As of September 30, 2011
Current assets	$30,300
Vessels	351,750
Total liabilities	(159,059)
Net assets acquired and liabilities assumed	$222,991
Purchase price	$(157,064)
Gain from bargain purchase	$65,927
The gain from bargain purchase of $65,927 has mainly resulted from:

•
the decline of the Partnership's common unit price as the common units which were issued to Crude's shareholders were valued at $6.39 per unit as quoted on the Nasdaq Stock Exchange on the day of the acquisition of Crude as compared to the Partnership's common unit price of $11.27 used to determine the exchange ratio of the unit for share transaction;

•	the fair value adjustments for the five crude tanker vessels comprising Crude's fleet on the day of the acquisition and;

•	the fair value attributable to precombination services of Crude's Equity Incentive Plan awards included into the purchase consideration.
After a subsequent review and reassessment of valuation methods and procedures of the $222,991 fair value amount for identifiable assets acquired and liabilities assumed, the Partnership concluded that its measurements for the identifiable assets acquired and liabilities assumed appropriately reflect consideration of all available information that existed as of the acquisition date. As a result of the merger and based on ASC Subtopic 805-30 the Partnership recorded a gain from bargain purchase of $65,927 in its consolidated statements of comprehensive (loss) / income as of the acquisition date.

Total revenues and net loss of Crude since its acquisition by the Partnership were $13,327 and $1,399 respectively and included in the Partnership's consolidated statements of comprehensive (loss) / income for the year ended December 31, 2011.

•	Pro Forma Financial Information
The supplemental pro forma financial information was prepared using the acquisition method of accounting and is based on the historical financial information of the Partnership and Crude reflecting:

•
The Partnership's actual results of operations for the year ended December 31, 2011 excluding non recurring transactions such as gain from bargain purchase of $65,927 regarding the acquisition of Crude and actual acquisition related costs the Partnership incurred in connection with the acquisition of Crude;

•
The Partnership's actual results of operations for the year ended December 31, 2010 adjusted for non recurring transactions such as gain from bargain purchase of $65,927 resulting from the acquisition of Crude and actual acquisition related costs the Partnership incurred in connection with the acquisition of Crude and;

•
Crude's actual results of operations for the period from January 1, 2011 to September 30, 2011 and for the year ended December 31, 2010. The Crude historical financial information has been adjusted to give effect to the pro forma events that are (i) directly attributable to Crude acquisition, (ii) factually supportable and (iii) expected to have a continuing impact on the combined results. These adjustments include the depreciation charges as vessels' depreciation was adjusted by replacing the Crude's vessels carrying values used to calculate depreciation expense included in the historical financial information with their respective fair values as of acquisition date, adjustments to interest expense as well as adjustments to general and administrative expenses related to Crude's equity incentive plan.

The combined results do not purport to be indicative of the results of the operations which would have resulted had the acquisition been effected at beginning of the applicable period noted above, or the future results of operations of the combined entity.

The following table summarizes total net revenues, net income and net income per common unit of the combined entity had the acquisition of Crude occurred on January 1, 2010:

	For the years ended December 31,
	2011	2010
Total revenues	$167,897	$180,474
Partnership's net income	18,274	89,613
General Partner's interest in Partnership's net income	365	1,792
Limited Partners' interest in Partnership's net income	$17,909	$87,821
Pro-forma weighted average of Partnership's common units outstanding	65,472,309	52,069,715
Net income per common unit (basic and diluted)	$0.27	$1.67

Transactions With Related Parties	12 Months Ended
Dec. 31, 2012
Transactions with Related Parties (Abstract)
Transactions with Related Parties
4.	Transactions with Related Parties
The Partnership and its subsidiaries, have related-party transactions with the Manager, due to certain terms of the following three different types of management agreements.

1.
Fixed fee management agreement: At the time of the completion of the IPO the Partnership entered into an agreement with its Manager , according to which the Manager provides the Partnership with certain commercial and technical management services for a fixed daily fee per managed vessel which covers the commercial and technical management services, the respective vessels' operating costs such as crewing, repairs and maintenance, insurance, stores, spares, and lubricants as well as the cost of the first special survey or next scheduled dry-docking, of each vessel. In addition to the fixed daily fees payable under the management agreement, the Manager is entitled to supplementary compensation for additional fees and costs (as defined in the agreement) of any direct and indirect additional expenses it reasonably incurs in providing these services, which may vary from time to time. The Partnership also pay a fixed daily fee per bareboat chartered vessel in its fleet, mainly to cover compliance and commercial costs, which include those costs incurred by the manager to remain in compliance with the oil majors' requirements, including vetting requirements;

2.
Floating fee management agreement: On June 9, 2011, the Partnership entered into an agreement with its Manager based on actual expenses with an initial term of five years per managed vessel. Under the terms of this agreement the Partnership compensates its Manager for expenses and liabilities incurred on the Partnership's behalf while providing the agreed services, including, but not limited to, crew, repairs and maintenance, insurance, stores, spares, lubricants and other operating costs. Costs and expenses associated with a managed vessel's next scheduled dry docking are borne by the Partnership and not by the Manager. The Partnership also pays its Manager a daily technical management fee per managed vessel that is revised annually based on the United States Consumer Price Index; and

3.
Crude management agreement: On September 30, 2011, the Partnership completed the acquisition of Crude. The five crude tanker vessels the Partnership acquired as part of the Crude's acquisition continue to be managed under a management agreement entered into in March 2010 with the Manager whose initial term expires on December 31, 2020. Under the terms of this agreement the Partnership compensates the Manager for all of its expenses and liabilities incurred on the Partnership's behalf while providing the agreed services, including, but not limited to, crew, repairs and maintenance, insurance, stores, spares, lubricants and other operating and administrative costs. The Partnership also pays its Manager the following fees:

(a) a daily technical management fee per managed vessel that is revised annually based on the United States Consumer Price Index;
(b) a sale and purchase fee equal to 1% of the gross purchase or sale price upon the consummation of any purchase or sale of a vessel acquired by Crude Carriers; and
(c) a commercial services fee equal to 1.25% of all gross charter revenues generated by each vessel for commercial services rendered.
The Manager has the right to terminate the Crude management agreement and, under certain circumstances, could receive substantial sums in connection with such termination. As of March 2012 this termination fee had been adjusted from $9,000 to $9,500.
All the above three agreements constitute the “Management Agreements”.
Under the terms of the fixed fee management agreement, the Manager charged the Partnership for additional fees and costs, relating to insurances deductibles, vetting, and repairs and spares that related to unforeseen events. For the years ended December 31, 2012, 2011 and 2010 such fees amounted to $1,850, $1,237 and $1,966, respectively. The 2011 charge includes a $710 adjustment in order to reflect the claim proceeds the Partnership received for one of its vessels, the M/T Attikos.
On April 4, 2007, the Partnership entered into an administrative services agreement with the Manager, pursuant to which the Manager will provide certain administrative management services to the Partnership such as accounting, auditing, legal, insurance, IT, clerical, investor relations and other administrative services. Also the Partnership reimburses CGP for all expenses which are necessary or appropriate for the conduct of the Partnership's business. The Partnership reimburses the Manager and CGP for reasonable costs and expenses incurred in connection with the provision of these services after the Manager submits to the Partnership an invoice for such costs and expenses, together with any supporting detail that may be reasonably required. These expenses are included in general and administrative expenses in the consolidated statements of comprehensive (loss) / income.

Balances and transactions with related parties consisted of the following:

Consolidated Balance Sheets	As of December 31, 2012	As of December 31, 2011

Liabilities:
Manager - payments on behalf of the Partnership (a)	$15,957	$8,138
Management fee payable to CSM (b)	1,490	2,434

Due to related parties	$17,447	$10,572

Deferred revenue - current (f)	4,637	4,225

Total liabilities	$22,084	$14,797

	For the year ended December 31,
Consolidated Statements of Comprehensive (Loss) / Income	2012	2011	2010
Revenues (c)	$69,938	$31,799	$11,030
Voyage expenses	554	165	—
Vessel operating expenses	23,634	30,516	30,261
General and administrative expenses (d)	3,092	1,630	1,103
Interest expense and finance cost (e)	—	—	210
(a) Manager - Payments on Behalf of Capital Product Partners L.P . : This line item includes the Manager payments it makes on behalf of the Partnership and its subsidiaries.
(b) Management fee payable to CSM : The amount outstanding as of December 31, 2012 and 2011 represents the management fee payable to CSM as a result of the Management Agreements the Partnership entered into with the Manager.
(c) Revenues: The following table includes information regarding the charter agreements the Partnership entered into with CMTC during 2012 and 2011.

Vessel Name	Time Charter (TC) in years	Commencement of Charter	Termination or earliest expected redelivery	Gross (Net) Daily Hire Rate
M/T Agisilaos	1 TC	03/2010	03/2011	$12.0 ($11.9)
M/T Agisilaos	0.42 TC	03/2011	08/2011	$13.0 ($12.8)
M/T Agisilaos	1 TC	08/2011	09/2012	$13.5 ($13.3)
M/T Agisilaos	1 TC	09/2012	08/2013	$13.5 ($13.3)
M/T Axios	1 TC	02/2010	03/2011	$12.8 ($12.6)
M/T Axios	1 TC	06/2012	05/2013	$14.0 ($13.8)
M/T Arionas	1 TC	10/2010	10/2011	$12.0 ($11.9)
M/T Arionas	1 TC	10/2011	11/2012	$13.8 ($13.6)
M/T Arionas	1 TC	11/2012	10/2013	$13.8 ($13.6)
M/T Alkiviadis	2 TC	06/2010	06/2012	$13.0 ($12.8)
M/T Alkiviadis	1 TC	07/2012	06/2013	$13.4 ($13.2)
M/T Amore Mio II	1 TC	01/2011	12/2011	$25.3 ($25.0)
M/T Amore Mio II	0.9 to 1.2TC	12/2011	03/2012	$18.25 ($18.0)
M/T Avax	1 TC	05/2011	05/2012	$14.0 ($13.8)
M/T Avax	1 TC	05/2012	04/2013	$14.0 ($13.8)
M/T Akeraios	1 TC	07/2011	07/2012	$14.0 ($13.8)
M/T Akeraios	1 TC	07/2012	06/2013	$14.0 ($13.8)
M/T Apostolos	1 TC	09/2012	08/2013	$14.0 ($13.8)
M/T Miltiadis M II	1 TC	03/2012	09/2012	$18.3 ($18.0)
M/T Alexander the Great(1)	1TC	11/2011	12/2012	$28.0 ($27.7)
M/T Amoureux	1+1+1 TC	10/2011	11/2013	$20.0+$24.0+$28.0 ($19.8+$23.7+$27.7)
M/T Aias	1+1+1 TC	11/2011	11/2013	$20.0+$24.0+$28.0 ($19.8+$23.7+$27.7)
M/T Achilleas (1)	1TC	01/2012	12/2012	$28.0 ($27.7)
  On December 22, 2012, the Partnership acquired the shares of the vessel owning companies of the M/V Agamemnon and the M/V Archimidis from CMTC in exchange of the shares of the vessel owning companies of the M/T Achilleas and the M/T Alexander The Great respectively (Note 3).

 (d) General and administrative expenses: This line item mainly includes internal audit, investor relations and consultancy fees.
(e) Interest expense and finance cost:: Interest expense for the related-party loans for the years ended December 31, 2012, 2011 and 2010 amounted to $0, $0 and $210 respectively and relates to the loans that CMTC had entered into with financial institutions for the financing of the acquisition of the shares of the vessel owning company of the M/T Atrotos and the M/T Alkiviadis when both operated under CMTC's fleet. There were no outstanding balances in relation to these loans as of December 31, 2012 and 2011.
(f) Deferred Revenue: As of December 31, 2012 and 2011 the Partnership received cash in advance for revenue earned in a subsequent period from CMTC.

Vessels	12 Months Ended
Dec. 31, 2012
Vessels (Abstract)
Vessels
5.	Vessels, net
An analysis of vessels is as follows:
Net Book Value
Carrying amount as at January 1, 2011	$707,339
Acquisitions and improvements	403,861
Depreciation	(37,214)
Carrying amount as at December 31, 2011	$1,073,986
Acquisition and improvements	133,105
Disposals	(156,128)
Impairment of vessels	(43,178)
Depreciation	(48,235)
Carrying amount as at December 31, 2012	$959,550

All of the Partnership's vessels as of December 31, 2012 have been provided as collateral to secure the Partnership's credit facilities.

On December 22, 2012, the Partnership acquired the shares of the vessel owning companies of two post panamax container carrier vessels the M/V Agamemnon and the M/V Archimidis from CMTC in exchange of the shares of the vessel owning companies of two very large crude carrier vessels the M/T Achilleas and the M/T Alexander The Great respectively (Note 3). The M/V Agamemnon and the M/V Archimidis have been recorded in the Partnership's financial statements at their fair value as quoted by independent brokers at the time of the acquisition of $68,000 and $65,000 respectively. In relation to the transaction described above the Partnership recorded an impairment charge of $43,178 which represents the difference between the carrying value of the M/T Achilleas and the M/T Alexander the Great of $180,928 and the fair market value of these vessels of $137,750 as quoted by independent brokers and is presented as “Vessels' impairment charge” in the Partnership's consolidated statements of comprehensive (loss) / income. The vessel-owning companies of the M/T Achilleas and the M/T Alexander the Great were deconsolidated from the Partnership accounts as of the date of their disposal to CMTC. Results of operations, cash flows, and assets and liabilities of these vessels prior to their disposal to CMTC are included in the Partnership's consolidated financial statements.

On February 14, 2012 the Company disposed the M/T Attikos, a 12,000 dwt chemical tanker built in 2005 for net proceeds of $9,807, to an unrelated third party. The Partnership realized a net gain on this disposal of $943 as the carrying value of the vessel at the time of her disposal was $8,864.

On April 4, 2012 the Company disposed the M/T Aristofanis, a 12,000 dwt, chemical tanker built in 2005 for net proceeds of $9,867, to an unrelated third party. The Partnership realized a net gain on this disposal of $353 as the carrying value of the vessel at the time of her disposal was $9,514.
During 2012 the M/T Avax, M/T Axios, M/T Akeraios, M/T Apostolos, M/T Anemos and M/T Atrotos (renamed El Pipila) underwent improvements following their respective first special survey. These costs for these six vessels amounted to $105 and were capitalized as part of the respective vessels' historic cost.

Following the acquisition of Crude, on September 30, 2011, (Note 3), the Partnership acquired the shares of the vessel owning companies of the M/T Alexander the Great, the M/T Achilleas, the M/T Miltiadis M II, the M/T Amoreux and the M/T Aias. These vessels have been recorded in the Partnership's financial statements at the amount of $351,750 which represents their respective fair value at the completion of the business acquisition.
On June 9, 2011 the Partnership acquired the shares of Patroklos, the vessel owning company of the M/V Cape Agamemnon for a total consideration of $83,525 (Note 3). The vessel has been recorded in the Partnerships' financial statements at its fair value at the time of acquisition of $51,500.
During 2011 the M/T Amore Mio II, M/T Arionas, M/T Agisilaos and M/T Assos (renamed Insurgentes), underwent improvements following their respective first special survey / dry docking. These costs for these four vessels amounted to $611 and were capitalized as part of the respective vessels' historic cost.

Above Market Acquired Charters	12 Months Ended
Dec. 31, 2012
Above Market Acquired Charters (Abstract)
Above market acquired charters
6.	Above market acquired charters

In December 22, 2012 the Partnership acquired the shares of Agamemnon and Archimidis, from CMTC with outstanding time charters to Maersk terminating in July, 2015 and October 2015, respectively, which were above the market rates for equivalent time charters prevailing at the time of acquisition. The present value of the above market acquired time charters were estimated by the Partnership at $2,250 each, and recorded as an asset in the consolidated balance sheet as of the acquisition date (Note 3).
In June 2011 the Partnership acquired the shares of Patroklos, the vessel-owning company of M/V Cape Agamemnon from CMTC with an outstanding time charter to COSCO Bulk terminating in June, 2020, which was above the market rates for equivalent time charters prevailing at the time of acquisition. The present value of the above market acquired time charter was estimated by the Partnership at $48,551, and recorded as an asset in the consolidated balance sheet as of the acquisition date (Note 3).
In August 16, 2010 the Partnership acquired the shares of Canvey Shipmanagement Co., the vessel-owning company of the M/T Assos (renamed Insurgentes) with an outstanding bare-boat charter, which was above the market rates for equivalent bare-boat charters prevailing at the time of acquisition. The present value of the above the market acquired bare-boat charter was estimated by the Partnership at $9,000, and was recorded as an asset in the consolidated balance sheet as of the acquisition date.
For the years ended December 31, 2012, 2011 and 2010 revenues included a reduction of $7,904, $5,489 and $938 as amortization of the above market acquired charters, respectively.

An analysis of above market acquired charters is as follows:

Above market acquired charters	M/V Cape Agamemnon	M/T Assos	M/V Agamemnon	M/V Archimidis	Total
Carrying amount as at January 1, 2011	$—	$8,062	$—	$—	$8,062
Acquisitions	48,551	—	—	—	48,551
Amortization	(3,008)	(2,481)	—	—	(5,489)
Carrying amount as at December 31, 2011	$45,543	$5,581	$—	$—	$51,124
Acquisitions	—	—	2,250	2,250	4,500
Amortization	(5,372)	(2,488)	(23)	(21)	(7,904)
Carrying amount as at December 31, 2012	$40,171	$3,093	$2,227	$2,229	$47,720

As of December 31, 2012 the remaining carrying amount of unamortized above market acquired time and bare-boat charters was $47,720 and will be amortized in future years as follows:

Year ended December 31,	M/V Cape Agamemnon	M/T Assos	M/V Agamemnon	M/V Archimidis	Total
2013	5,357	2,481	863	797	9,498
2014	5,357	612	863	797	7,629
2015	5,357	—	501	635	6,493
2016	5,372	—	—	—	5,372
2017	5,357	—	—	—	5,357
Thereafter	13,371	—	—	—	13,371
Total	40,171	3,093	2,227	2,229	47,720

Long-Term Debt	12 Months Ended
Dec. 31, 2012
Long-Term Debt (Abstract)
Long-Term Debt
7.	Long-Term Debt

Long-term debt consists of the following:

	Bank Loans	Entity	As of December 31, 2012	As of December 31, 2011	Margin
(i)	Issued in April, 2007 maturing in June, 2017	Capital Product Partners L.P.	$250,850	$366,500	2%
(ii)	Issued in March, 2008 maturing in March 2018	Capital Product Partners L.P.	$188,515	242,080	3%
(iii)	Issued in June 2011 maturing in March 2018	Capital Product Partners L.P.	$19,000	25,000	3.25%
	Total		$458,365	$633,580
	Less: Current portion		$-	18,325
	Long-term portion		$458,365	$615,255

As at December 31, 2012, the amounts drawn down under the Partnership's three credit facilities were as follows:

Vessel / Entity	Date	$370,000 Credit Facility (i)	$350,000 Credit Facility (ii)	$25,000 Credit Facility (iii)
M/T Akeraios	07/13/2007	$46,850	$—	$—
M/T Apostolos	09/20/2007	56,000	—	—
M/T Anemos I	09/28/2007	56,000	—	—
M/T Alexandros II	01/29/2008	48,000	—	—
M/T Amore Mio II	03/27/2008	—	46,000	—
M/T Aristofanis	04/30/2008	—	11,500	—
M/T Aristotelis II	06/17/2008	20,000	—	—
M/T Aris II	08/20/2008	24,000	1,584	—
M/V Cape Agamemnon	06/09/2011	—	-	19,000
Crude Carriers Corp. and its subsidiaries, M/V Agamemnon and M/V Archimidis	09/30/2011	—	129,431	—
Total		$250,850	$188,515	$19,000

Following the exchange of the M/T Achilleas with the M/V Agamemnon and the M/T Alexander the Great with the M/V Archimidis in December 2012 (Note 3), the Partnership prepaid from its available cash the amount of $5,149 and the M/V Archimidis and the M/V Agamemnon replaced the M/T Alexander the Great and the M/T Achilleas as collateral under its credit facility of $350,000.
Following the issuance of Class B Convertible Preferred Units in May and June 2012 (Note 13), the Partnership prepaid debt of $149,566 across its three credit facilities by using in full the net proceeds of the issuance of $136,419 and an amount of $13,147 from its available cash. Following the debt repayment of $149,566, on May 23, 2012 the Partnership's credit facilities were amended: a) The new amortization schedule will commence in March 2016 b) the margin of the credit facility of $370,000 and $350,000 has increased to 2% and 3% respectively and c) the Partnership's credit facility of $370,000 was converted into a term loan, and the undrawn tranche of $52,500 relating to the credit facility of $350,000 was cancelled.
The Partnership's loan of $370,000 will be repaid in 6 equal consecutive quarterly installments of $12,975 commencing in March, 2016 plus a balloon payment due in June, 2017. The Partnership's credit facilities of $350,000 and $25,000 will be repaid in 9 equal consecutive quarterly installments of $7,855 and $1,000 respectively commencing in March, 2016 plus a balloon payment for each facility due in March, 2018.

On April 4, 2012, an amount of $10,500 was repaid on the Partnership's revolving credit facility of $370,000, from the proceeds of the disposal of its vessel M/T Aristofanis (Note 5).

On February 15, 2012, an amount of $10,000 was repaid on the Partnership's revolving credit facility of $370,000, from the proceeds of the disposal of its vessel M/T Attikos (Note 5).

On June 9, 2011 the Partnership entered into a loan agreement with Credit Agricole Emporiki Bank for a credit facility of $25,000 in order to partially finance the acquisition of the shares of the vessel owning company of the M/V Cape Agamemnon from CMTC. On June 10, 2011 the Partnership drew down the amount of $25,000. This credit facility contains customary ship finance covenants and is secured and guaranteed by the vessel owning company of the M/V Cape Agamemnon.
On September 30, 2011, the Partnership completed the refinancing of Crude's outstanding debt of $134,580 using its existing $350,000 credit facility entered into in March 2008.
The Partnership's credit facilities contain customary ship finance covenants, including restrictions as to: changes in management and ownership of the mortgaged vessels, the incurrence of additional indebtedness, the mortgaging of vessels, the ratio of EBITDA to Net Interest Expenses shall be no less than 2:1, minimum cash requirement of $500 per vessel of which 50% may be constituted by undrawn commitments under the revolving facility, as well as the ratio of net Total Indebtedness to the aggregate Market Value of the total fleet shall not exceed 0.725:1. The credit facilities also contain the collateral maintenance requirement in which the aggregate average fair market value, of the collateral vessels shall be no less than 125% of the aggregate outstanding amount under these facilities. Also the vessel-owning companies may pay dividends or make distributions when no event of default has occurred and the payment of such dividend or distribution has not resulted in a breach of any of the financial covenants.  As of December 31, 2012 and 2011 the Partnership was in compliance with all financial debt covenants.
The credit facilities have a general assignment of the earnings, insurances and requisition compensation of the respective vessel or vessels. Each also requires additional security, including: pledge and charge on current account; corporate guarantee from each of the twenty-five vessel-owning companies, and mortgage interest insurance.
The Partnership's credit facilities contain a “Market Disruption Clause” where the lenders, at their discretion, may impose additional interest margin if their borrowing rate exceeds effective interest rate (LIBOR) stated in the loan agreement with the Partnership. For the years ended December 31, 2012, 2011 and 2010 the Partnership incurred an additional interest expense in the amount of  $373,  $1,290 and $1,468 respectively due to the “Market Disruption Clause”.
 As of December 31, 2012, the amount of $55,420 of the Partnership's credit facility of up to $350,000 had not been drawn down.

For the years ended December 31, 2012, 2011 and 2010, the Partnership recorded interest expense of $25,788, $32,216 and $31,634, respectively.  As of December 31, 2012 and 2011 the weighted average interest rate of the Partnership's loan facilities was 3.11% and 5.28%, respectively.
The required annual loan payments to be made subsequent to December 31, 2012 are as follows:

Year ended December 31,	$370,000 Credit Facility (i)	$350,000 Credit Facility (ii)	$25,000 Credit Facility (iii)	Total
2013	$—	$—	$—	—
2014	—	—	—	—
2015	—	—	—	—
2016	51,900	31,419	4,000	87,319
2017	198,950	31,419	4,000	234,369
Thereafter	—	125,677	11,000	136,677
Total	$250,850	$188,515	$19,000	$458,365

Derivative Instruments	12 Months Ended
Dec. 31, 2012
Derivative Instruments (Abstract)
Derivative Instruments
8.	Derivative Instruments

The Partnership had entered into fourteen interest rate swap agreements in order to mitigate the exposure from interest rate fluctuations. Nine of the Partnership's interest rate swap agreements under its $370,000 credit facility expired as of June 29, 2012 and one was terminated upon the disposal of the M/T Attikos and the M/T Aristofanis. During the year ended December 31, 2012, the Partnership terminated one interest rate swap agreement in full and one partially under its $350,000 credit facility. As of December 31, 2012 the Company holds interest rate swaps for the amount of $59,084.

All derivatives are carried at fair value on the consolidated balance sheet at each period end. Balances as of December 31, 2012 and 2011 are as follows:

December 31, 2012		December 31, 2011
Interest Rate Swaps	Total	Interest Rate Swaps	Total
Short-term liabilities	$467	$467	8,255	8,255

Long-term liabilities	$-	$-	$4,422	$4,422
	$467	$467	$12,677	$12,677

Tabular disclosure of derivative instruments is as follows:

Derivative Liabilities
Balance sheet location	As of December 31, 2012 Fair value	As of December 31, 2011 Fair value
Derivatives designated as hedging instruments - effective hedges
Derivative instruments long-term liabilities.	$-	$4,422
Derivative instruments short-term liabilities.	$100	839

Total derivatives not designated as hedging instruments - ineffective hedges
Derivative instruments short-term liabilities.	$367	7,416
Total Derivative Liabilities	$467	$12,677

The table below shows the effective portion of the hedging relationship of the Partnership's derivatives designated as hedging instruments  recognized in Other Comprehensive Income (“OCI”), the realized losses from net interest rate settlements transferred from OCI into the Partnership's consolidated statements of comprehensive (loss) / income and the amounts recognized in the consolidated statements of comprehensive (loss) / income arising from the hedging relationships not qualifying for hedge accounting for the years ended December 31, 2012, 2011 and 2010, respectively:

Derivatives designated in cash flow hedging relationships recognized in OCI (Effective Portion)	Change in Fair Value of hedging instrument recognized in OCI (Effective Portion)			Location of Gain/(loss) Reclassified into consolidated statements of comprehensive (loss) / income (Effective Portion)	Amount of Loss Reclassified from OCI into consolidated statements of comprehensive (loss) / income (Effective Portion)			Amount of Gain recorded in OCI (Effective Portion)			Location of Gain/(loss) Recognized in the consolidated statements of comprehensive (loss) / income (ineffective portion)	Amount of Gain/ (Loss) recognized the consolidated statements of comprehensive (loss) / income
	2012	2011	2010		2012	2011	2010	2012	2011	2010		2012	2011	2010
Interest rate swaps	(1,903)	(4,234)	(17,159)	Interest expense and finance cost	(12,665)	(21,752)	(21,585)	10,762	17,518	4,426	Gain on interest rate swap agreement	1,448	2,310	-

The Partnership follows the accounting guidance for derivative instruments which requires disclosure that establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value will be classified and disclosed in one of the following three categories:
Level 1: Inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date;
Level 2: Inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly;
Level 3: Inputs are unobservable inputs for the asset or liability.

 The Partnership's interest rate swap agreements, entered into pursuant to its loan agreements, are based on LIBOR swap rates. LIBOR swap rates are observable at commonly quoted intervals for the full terms of the swaps and therefore are considered Level 2 items. The fair values of the interest rate swap determined through Level 2 of the fair value hierarchy are derived principally from or corroborated by observable market data. Inputs include quoted prices for similar assets, liabilities (risk adjusted) and market-corroborated inputs, such as market comparable, interest rates, yield curves and other items that allow value to be determined. Fair value of the interest rate swaps is determined using a discounted cash flow method based on market-base LIBOR swap yield curves. The fair value of the Partnership's interest rate swaps is the estimated value of the swap agreements at the reporting date, taking into account current interest rates and the forward yield curve and the creditworthiness of the Partnership and its counterparties.

		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Derivatives	Total	(Level 1)	(Level 2)	(Level 3)
December 31, 2011	$(12,677)	—	$(12,677)	—
December 31, 2012	$(467)	—	$(467)	—

Following the partial prepayment of the Partnership's credit facilities in May 2012 (Note 7) resulting in the termination of one interest rate swap agreement, the disposal of the M/T Attikos and the M/T Aristofanis (Note 5) resulting in the termination of the one interest swap agreement amounting to $20,500 and the expiration of nine interest rate swap agreements in June 2012, the Partnership's interest rate swap agreements were reduced to three. As of December 31, 2012 the interest rate swap agreement as presented in the table below qualifies as a cash flow hedge and the changes in their fair value are recognized in accumulated other comprehensive loss.

Bank	Currency	Notional Amount	Fixed Rate	Trade date	Value date	Maturity date	Fair market value as of December 31, 2012
HSH Nordbank	USD	11,500	3.8950%	04.24.2008	04.30.2008	03.28.2013	100
Since March 31, 2012 and May 23, 2012 the interest rate swaps of $46,000 and $1,584 do not qualify as cash flow hedges and are presented in the table below. As a result the amount of $1,400 and $50, which was part of the Partnership's accumulated other comprehensive loss (“OCL”) as of March 31, 2012 and May 23, 2012 respectively, are attributable to ineffective hedges and are being amortized over their respective remaining term up to their maturity date March 27, 2013 and March 28, 2013, respectively in the Partnership's consolidated statements of consolidated statements of comprehensive (loss) / income by using the effective interest rate method.

Bank	Currency	Notional Amount	Fixed Rate	Trade date	Value date	Maturity date	Fair market value as of December 31, 2012
HSH Nordbank	USD	1,584	4.099%	08.14.2008	08.20.2008	03.28.2013	$14
HSH Nordbank	USD	46,000	3.5250%	03.25.2008	03.27.2008	03.27.2013	353
Total derivative instruments fair value							$367

For the year ended December 31, 2012 the Partnership recorded an expense of $1,087 from the above amortization.
The net result of the accumulated OCL amortization and the change of the fair value of certain interest rate swap agreements of $ 1,448 and $2,310 is presented under other non operating income (expense) net as a “Gain on interest rate swap agreement” in the Partnership's consolidated statements of comprehensive (loss) /  income for the years ended December 31, 2012 and 2011 respectively.

Accrued Liabilities	12 Months Ended
Dec. 31, 2012
Accrued Liabilities (Abstract)
Accrued Liabilities
9.	Accrued Liabilities
Accrued liabilities consist of the following:

	As of December 31,
	2012	2011
Accrued loan interest and loan fees	$62	$114
Accrued operating expenses	1,311	834
Accrued voyage expenses and commissions	909	848
Accrued general and administrative expenses	499	490
Total	$2,781	$2,286

Voyage Expenses and Vessel Operating Expenses	12 Months Ended
Dec. 31, 2012
Voyage Expenses And Vessel Operating Expenses (Abstract)
Voyage Expenses And Vessel Operating Expenses
10.	Voyage Expenses and Vessel Operating Expenses
Voyage expenses and vessel operating expenses consist of the following:

	For the years ended December 31,
	2012	2011	2010
Voyage expenses:
Commissions	$1,752	$1,844	$1,279
Bunkers	3,921	8,400	4,295
Port expenses	-	1,390	1,412
Other	(5)	96	23
Total	$5,668	$11,730	$7,009

Vessel operating expenses:
Crew costs and related costs	$13,230	$2,963	$551
Insurance expense	2,830	784	69
Spares, repairs, maintenance and other expenses	2,231	390	269
Stores and lubricants	3,115	651	112
Management fees	21,784	29,279	28,294
Vetting, insurances, spares and repairs (Note 4)	1,850	1,237	1,966
Other operating expenses	720	161	34
Total	$45,760	$35,465	$31,295

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes (Abstract)
Income Taxes
11.	Income Taxes
Under the laws of the Marshall Islands, the country in which the vessel-owning subsidiaries were incorporated, these companies are not subject to tax on international shipping income. However, they are subject to registration and tonnage taxes in the country in which the vessels are registered, which have been included in vessel operating expenses in the accompanying consolidated statements of comprehensive (loss) / income.
Pursuant to Section 883 of the United States Internal Revenue Code (the “Code”) and the regulations thereunder, a foreign corporation engaged in the international operation of ships is generally exempt from U.S. federal income tax on its U.S.-source shipping income if the foreign corporation meets both of the following requirements: (a) the foreign corporation is organized in a foreign country that grants an “equivalent exemption” to corporations organized in the United States for the types of shipping income (e.g., voyage, time, bareboat charter) earned by the foreign corporation and (b) more than 50% of the voting power and value of the foreign corporation's stock is “primarily and regularly traded on an established securities market” in the United States and certain other requirements are satisfied (the “Publicly-Traded Test”).
The jurisdictions where the Partnership's vessel-owning subsidiaries are incorporated each grants an “equivalent exemption” to United States corporations with respect to each type of shipping income earned by the Partnership's ship-owning subsidiaries. Additionally, our units are only traded on the Nasdaq Global Market, which is considered to be established securities market. We also believe that we satisfy the other requirements of the Publicly-Traded Test. Therefore, we have satisfied the Publicly-Traded Test for the years ended December 31, 2012, 2011 and 2010 and the ship-owning subsidiaries are exempt from United States federal income taxation with respect to U.S.-source shipping income.

Cash Flow	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information (Abstract)
Cash Flow (Table Text Block)
12.	Cash Flow
On September 30, 2011 the acquisition of Crude was successfully completed (Note 3). As the merger agreement with Crude was a unit for share transaction no cash consideration was paid and thus the following assets and liabilities of Crude acquired in a non-cash transaction are not included into the Partnership's consolidated statement of cash flows for the year ended December 31, 2011.

Crude's Net Assets	As of September 30, 2011
Trade receivables	$8,321
Prepayments and other assets	629
Inventories	9,503
Vessels	351,750

Total assets	370,203

Trade accounts payable	$12,497
Due to related parties	10,457
Accrued liabilities	1,525
Long term debt	134,580

Total liabilities	159,059

Total Net Assets	211,144

The following assets and liabilities were included in the balance sheets of vessel owning entities acquired from CMTC, however, these assets, liabilities and equity amounts were retained by CMTC on March 1, 2010 and June 30, 2010 when the shares of the vessel-owning companies of the M/T Atrotos and the M/T Alkiviadis were transferred from CMTC to the Partnership, respectively. These transfers have been accounted for as transfers of equity interests between entities under common control where prior years were retroactively adjusted as if the transfers occurred at the beginning of the earliest comparable period (Note 1). As such assets and liabilities were included in the Partnership's balance sheet due to retrospective presentation, but were not acquired by the Partnership upon acquisition of the above mentioned vessel-owning entities, the cash flows for the years ended December 31, 2010 were adjusted accordingly to exclude the following amounts of assets and liabilities as they did not result in cash inflows or outflows in the Partnership's consolidated financial statements:

As of December 31, 2010
Trade receivables	1,629
Due from related parties	13,357
Prepayments and other assets	76
Inventories	146
Deferred charges	65
Total assets	15,273
Trade accounts payable	401
Accrued liabilities	332
Borrowings	46,384
Total liabilities	47,117
Net liabilities assumed by CMTC upon contribution to the Partnership	31,844

Partners Capital	12 Months Ended
Dec. 31, 2012
Partners' Capital (Abstract)
Partners' Capital
13.	Partners' Capital / Stockholders' Equity and Distributions
General: The partnership agreement requires that within 45 days after the end of each quarter, beginning with the quarter ending June 30, 2007, all of the Partnership's available cash will be distributed to unitholders.
Definition of Available Cash: Available Cash, for each fiscal quarter, consists of all cash on hand at the end of the quarter:

•	less the amount of cash reserves established by our board of directors to:

•	provide for the proper conduct of the Partnership's business (including reserves for future capital expenditures and for our anticipated credit needs);

•	comply with applicable law, any of the Partnership's debt instruments, or other agreements; or

•	provide funds for distributions to the Partnership's unitholders and to the general partner for any one or more of the next four quarters;

•
plus all cash on hand on the date of determination of available cash for the quarter resulting from working capital borrowings made after the end of the quarter. Working capital borrowings are generally borrowings that are made under our credit agreement and in all cases are used solely for working capital purposes or to pay distributions to partners.

General Partner Interest and Incentive Distribution Rights: The General Partner has a 2% interest in the Partnership as well as the incentive distribution rights. In accordance with Section 5.2(b) of the Partnership Agreement, upon the issuance of additional units by the Partnership, the general partner may elect to make a contribution to the Partnership to maintain its 2% interest.
Incentive distribution rights represent the right to receive an increasing percentage of quarterly distributions of available cash from operating surplus after the minimum quarterly distribution and the target distribution levels have been achieved. The Partnership's general partner as of December 31, 2012, 2011 and 2010 holds the incentive distribution rights.
The following table illustrates the percentage allocations of the additional available cash from operating surplus among the unitholders and general partner up to the various target distribution levels. The amounts set forth under “Marginal Percentage Interest in Distributions” are the percentage interests of the unitholders and general partner in any available cash from operating surplus that is being distributed up to and including the corresponding amount in the column “Total Quarterly Distribution Target Amount,” until available cash from operating surplus we distribute reaches the next target distribution level, if any. The percentage interests shown for the unitholders and general partner for the minimum quarterly distribution are also applicable to quarterly distribution amounts that are less than the minimum quarterly distribution.

		Marginal Percentage Interest in Distributions
	Total Quarterly Distribution Target Amount per Unit	Unitholders	General Partner
Minimum Quarterly Distribution	$0.3750	98%	2%
First Target Distribution	up to $0.4313	98%	2%
Second Target Distribution	above $0.4313 up to $0.4688	85%	15%
Third Target Distribution	above $0.4688 up to $0.5625	75%	25%
Thereafter	above $0.5625	50%	50%
Distributions of Available Cash From Operating Surplus After the Subordination Period: Our Partnership agreement requires that we will make distributions of available cash from operating surplus for any quarter after the subordination period in the following manner:

•	first, 98% to all unitholders, pro rata, and 2.0% to our general partner, until we distribute for each outstanding unit an amount equal to the minimum quarterly distribution for that quarter; and

•	Thereafter, in the manner described in the above table under section “General Partner Interest and Incentive Distribution Rights”.
On May 23, and June 6, 2012 the Partnership entered into a Class B Convertible Preferred Unit Subscription Agreement (the “Agreement”) with various investors. According to this Agreement the Partnership issued 15,555,554 Class B Convertible Preferred Units to a group of investors including Kayne Anderson Capital Advisors L.P., Swank Capital LLC, Salient Partners, Spring Creek Capital LLC, Mason Street Advisors LLC and CMTC for net proceeds of $136,419. The holders of the Class B Convertible Preferred Units have the right to convert all or a portion of such Class B Convertible Preferred Units at any time into Common Units at the conversion price of $9 per Class B Convertible Preferred Unit and a conversion rate of one Common Unit per one Class B Convertible Preferred Unit. The Conversion Ratio and the Conversion Price shall be adjusted upon the occurrence of certain events as described to the Agreement.

Commencing on May 23, 2015, in the event the 30-day volume-weighted average trading price (“VWAP”) and the daily VWAP of the Common Units on the National Securities Exchange on which the Common Units are listed or admitted to trading exceeds 130% of the then applicable Conversion Price for at least 20 Trading Days out of the 30 consecutive Trading Day period used to calculate the 30-day VWAP (the “Partnership Mandatory Conversion Event”) the Partnership (acting pursuant to direction and approval of the Conflicts Committee (following consultation with the full Board of Directors), shall have the right to convert the Class B Convertible Preferred Units then outstanding in whole or in part into Common Units at the then-applicable Conversion Ratio.
The holders of the outstanding Class B Convertible Preferred Units as of an applicable record date shall be entitled to receive, when, as and if authorized by the Partnership's board of directors or any duly authorized committee, out of legally available funds for such purpose, (a) first, the minimum quarterly Class B Convertible Preferred Unit Distribution Rate on each Class B Convertible Preferred Unit and (b) second, any cumulative Class B Convertible Preferred Unit Arrearage then outstanding, prior to any other distributions made in respect of any other Partnership Interests pursuant to this Agreement in cash. The minimum quarterly Class B Convertible Preferred Unit Distribution Rate shall be payable quarterly which is generally expected to be February 10, May 10, August 10 and November 10, or, if any such date is not a business day, the next succeeding business day.
Any distribution payable on the Class B Convertible Preferred Units for any partial quarter (other than the initial distribution payable on the Class B Convertible Preferred Units for the period from May 22, 2012 through June 30, 2012 that equals to $0.26736 for each Class B Convertible Preferred Unit ) shall equal the product of the minimum quarterly Class B Convertible Preferred Unit distribution rate of $0.21375 (equals to a 9.5% annual distribution rate, subject to adjustment in the cases where clause of change of control, and/or clause of cross default provisions of the “Agreement” applies).
No distribution on the Class B Convertible Preferred Units shall be authorized by the board of directors or declared or paid or set apart for payment by the Partnership at such time as the terms and provisions of any agreement of the Partnership, including any agreement relating to its indebtedness, prohibits such authorization, declaration, payment or setting apart for payment or provides that such authorization, declaration, payment or setting apart for payment would constitute a breach thereof, or a default thereunder, or if such authorization, declaration, payment or setting apart for payment shall be restricted or prohibited by law. The foregoing, distributions with respect to the Class B Convertible Preferred Units shall accumulate as of the Class B Convertible Preferred Unit distribution payment date on which they first become payable whether or not any of the foregoing restrictions in above exist, whether or not there is sufficient Available Cash for the payment thereof and whether or not such distributions are authorized. A cumulative Class B Convertible Preferred Unit arrearage shall not bear interest and holders of the Class B Convertible Preferred Units shall not be entitled to any distributions, whether payable in cash, property or Partnership Interests, in excess of the then cumulative Class B Convertible Preferred Unit arrearage plus the minimum quarterly Class B Convertible Preferred Unit distribution rate for such quarter.
With respect to Class B Convertible Preferred Units that are converted into Common Units, the holder thereof shall not be entitled to a Class B Convertible Preferred Unit distribution and a Common Unit distribution with respect to the same period, but shall be entitled only to the distribution to be paid based upon the class of Units held as of the close of business on the record date for the distribution in respect of such period; provided , however , that the holder of a converted Class B Convertible Preferred Unit shall remain entitled to receive any accrued but unpaid distributions due with respect to such Unit on or as of the prior Class B Convertible Preferred Unit distribution payment date; and provided, further , that if the Partnership exercises the Partnership Mandatory Conversion Right to convert the Class B Convertible Preferred Units pursuant to this Agreement then the holders' rights with respect to the distribution for the Quarter in which the Partnership Mandatory Conversion Notice is received is as set forth in this Agreement.
On September 30, 2011 the Partnership issued 24,967,240 common units to Crude's shareholders in connection with the acquisition of Crude. Upon the completion of the acquisition, the Partnership converted 499,346 common units into 499,346 general partner units in order to enable CGP to maintain its 2% interest in the Partnership (Note 3).
In June 2011 the Partnership issued 6,958,000 common units and 142,000 general partner units to CMTC and CGP respectively in connection with the acquisition of the M/V Cape Agamemnon by the Partnership. In exchange of the 142,000 general partner units the Partnership received from CGP the amount of $1,470 (Note 3).

In August 2010 the Partnership successfully completed an equity offering of 5,500,000 common units, receiving proceeds of $45,460 after the deduction of the underwriters' commissions. On the same date CMTC made a contribution of $969 to the Partnership in exchange for the issuance of 112,245 general partner units to CGP in order for it to maintain its 2% general partner interest in the Partnership. The underwriters' exercised in part the overallotment options receiving an additional 552,254 common units from the Partnership. In exchange of the issuance of these common units the Partnership received the amount of $4,540 after the deduction of the underwriters' commissions. CMTC made a contribution of $97 to the Partnership in exchange for the issuance of 11,270 general partner units to CGP in order for it to maintain its 2% general partner interest in the Partnership.
In February 2010 the Partnership successfully completed an equity offering of 5,800,000 common units, receiving proceeds of $48,886 after the deduction of the underwriters' commissions. On the same date CMTC made a contribution of $1,048 to the Partnership in exchange for the issuance of 118,367 general partner units to CGP in order for it to maintain its 2% general partner interest in the Partnership. In March 2010 the underwriters' exercised in part the overallotment options receiving an additional 481,578 common units from the Partnership. In exchange of the issuance of these common units the Partnership received the amount of $4,055 after the deduction of the underwriters' commissions. CMTC made a contribution of $87 to the Partnership in exchange for the issuance of 9,828 general partner units to CGP in order for it to maintain its 2% general partner interest in the Partnership.
   As of December 31, 2012 and 2011 our partners' capital included the following units:

	As of December 31, 2012	As of December 31, 2011

Common units	69,372,077	69,372,077
General partner units	1,415,757	1,415,757
Preferred units	15,555,554	-
Total partnership units	86,343,388	70,787,834

During the years ended December 31, 2012, 2011 and 2010, the Partnership declared and paid dividends amounting to $73,316, $45,116 and $33,665, respectively.
Changes in Common Stockholders' Equity reflect:

•	the cumulative earnings of the Non-Contracted Vessels during their operations as part of CMTC's fleet and;

•
the reduction in the stockholders' equity during the year ended December 31, 2010 represents the equity which was retained by CMTC upon the contribution of the Non-Contracted Vessels to the Partnership.

Omnibus Incentive Compensation Plan	12 Months Ended
Dec. 31, 2012
Omnibus Incentive Compensation Plan (Abstract)
Omnibus Incentive Compensation Plan
14.	Omnibus Incentive Compensation Plan

a.	Partnership's Omnibus Incentive Compensation Plan
On April 29, 2008, the Board of Directors approved the Partnership's Omnibus Incentive Compensation Plan (the “Plan”) according to which the Partnership may issue a limited number of awards, not to exceed 500,000 units. The Plan was amended on July 22, 2010 increasing the aggregate number of restricted units issuable under the Plan to 800,000. The Plan is administered by the General Partner as authorized by the Board of Directors. The persons eligible to receive awards under the Plan are officers, directors, and executive, managerial, administrative and professional employees of the Manager, or CMTC, or other eligible persons (collectively, “key persons”) as the General Partner, in its sole discretion, shall select based upon such factors as it deems relevant. Members of the Board of Directors are considered to be employees of the Partnership (“Employees”) for the purposes of recognition of equity compensation expense, while employees of the Manager, CMTC and other eligible persons under the plan are not considered to be employees of the Partnership (“Non-Employees”). Awards may be made under the Plan in the form of incentive stock options, non-qualified stock options, stock appreciation rights, dividend equivalent rights, restricted stock, unrestricted stock, restricted stock units and performance shares.
On August 25 and 31, 2010 CGP awarded 448,000 and 347,200 unvested units to Employees and Non-Employees, respectively. Awards granted to certain Employees vest in three equal annual installments. The remaining awards will vest on August 31, 2013.
All unvested units are conditional upon the grantee's continued service as Employee and/or Non-Employee until the applicable vesting date. The unvested units will accrue distributions as declared and paid which will be retained by the custodian of the Plan until the units vest at which time they are payable to the grantee. As unvested unit grantees accrue distributions on awards that are expected to vest, such distributions are charged to Partner's capital.

b.	Crude's Equity Incentive Plan
On March 1, 2010 Crude adopted an equity incentive plan according to which Crude issued 399,400 shares out of 400,000 restricted shares that were authorized. Members of the Board of Directors were considered to be employees of Crude (“Employees”), while employees of Crude's affiliates and other eligible persons under this plan were not considered to be employees of Crude (“Non-Employees”). Awards granted to certain Employees vest in three equal annual installments. The remaining awards will vest on August 31, 2013.
All unvested shares are conditional upon the grantee's continued service as Employee and/or Non-Employee until the applicable vesting date. The unvested shares will accrue dividends as declared and paid, which will be retained by the custodian of Crude's equity incentive plan until the shares vest, at which time they are payable to the grantee. As unvested shares grantees accrue dividends on awards that are expected to vest, such dividends were charged to Stockholders' equity prior to Crude's acquisition and are charged to the Partner's capital subsequently to the acquisition.
c.	Acquisition of Crude by the Partnership
Upon the completion of the acquisition of Crude by the Partnership on September 30, 2011, the Crude's Equity Incentive Plan existing that date was incorporated into the Partnership's Plan at a ratio of 1.56 common Partnership's unit for each Crude share. The 205,000 unvested shares of Crude's Employee award converted to 319,800 Partnership's unvested units and the 194,400 unvested shares of Crude's Non-Employee award converted to 303,264 Partnership's unvested units. The terms and conditions of both plans are significantly the same and remained unchanged after the acquisition, with the exception of 20,000 Crude shares, which were converted to 31,200 Partnership's units upon the completion of the acquisition. These Crude shares were held by those members of the Crude's Independent Committee who were not designated by Crude to serve as a member of the Partnership board of directors and were vested in full immediately upon the consummation of the acquisition on September 30, 2011.
There were no forfeitures of awards during the year ended December 31, 2012 and 2011. The Partnership estimates the forfeitures of unvested units to be immaterial. The Partnership will, however, re-evaluate the reasonableness of its assumption at each reporting period. As of December 31, 2012, the unvested units accrued $1,823 of distributions.

	Employee equity compensation		Non-Employee equity compensation
Unvested Units	Units	Grant-date fair value	Units	Award-date fair value
Unvested on January 1, 2012	536,666	$3,985	650,464	$4,736
Vested	198,531	1,464	—	—
Unvested on December 31, 2012	338,135	$2,521	650,464	$4,736

For the year ended December 31, 2012, 2011, and 2010 the equity compensation expense that has been charged in the consolidated statements of comprehensive (loss) / income was $1,834, $1,358 and $420 for the Employee awards and $1,992 $1,097 and $362 for the Non-Employee awards, respectively. This expense has been included in general and administrative expenses for each respective year.

As of December 31, 2012, there was $1,216 of total unrecognized compensation cost related to unvested equity compensation arrangements granted under the Plan based on:

•	the grant date unit price of $8.08 on August 25, 2010 for the Employees awards that existed before the acquisition of Crude; and

•	the amortization of the fair value of equity compensation expense for Crude's Employees awards attributable to post combination services determined upon the completion of the acquisition of Crude.
That cost is expected to be recognized over the remaining vesting period of 0.7 years.
As of December 31, 2012, there was $829 of total unrecognized compensation cost related to unvested equity compensation arrangements granted to Non-Employees under the Plan, valued based on the closing unit price of $6.58 on December 31, 2012. That cost is expected to be recognized over the remaining vesting period of 0.7 years.
The Partnership has used the straight-line method to recognize the cost of the awards.

Net (Loss) / Income Per Unit	12 Months Ended
Dec. 31, 2012
Net (Loss) / Income Per Unit (Abstract)
Net (Loss)/ Income Per Unit
15.	Net (Loss) / Income Per Unit
The general partner's, common unit holders' and subordinated unitholders' interests in net income are calculated as if all net income for periods subsequent to April 4, 2007, were distributed according to the terms of the Partnership's Agreement, regardless of whether those earnings would or could be distributed. The Partnership Agreement does not provide for the distribution of net income; rather, it provides for the distribution of available cash (Note 13), which is a contractually-defined term that generally means all cash on hand at the end of each quarter after establishment of cash reserves established by the Partnership's board of directors to provide for the proper resources for the Partnership's business. Unlike available cash, net income is affected by non-cash items. The Partnership follows the guidance relating to the Application of the Two-Class Method and its application to Master Limited Partnerships which considers whether the incentive distributions of a master limited partnership represent a participating security when considered in the calculation of earnings per unit under the Two-Class Method.
This guidance also considers whether the partnership agreement contains any contractual limitations concerning distributions to the incentive distribution rights that would impact the amount of earnings to allocate to the incentive distribution rights for each reporting period.
Under the Partnership Agreement, the holder of the incentive distribution rights in the Partnership, which is currently the CGP, assuming that there are no cumulative arrearages on common unit distributions, has the right to receive an increasing percentage of cash distributions after the minimum quarterly distribution (Note 13).
Excluding the non-cash vessels' impairment charge and gain from bargain purchase, as this was not distributed to the Partnership's unit holders for the years ended December 31, 2012 and 2011 respectively the Partnership's net income for the years ended December 31, 2012, 2011 and 2010 did not exceed the First Target Distribution Level, and as a result, the assumed distribution of net income did not result in the use of increasing percentages to calculate CGP's interest in net income.
All common unit equivalents were antidilutive for the year ended December 31, 2012 because the limited partners were allocated a net loss in this period. The Partnership excluded the dilutive effect of 1,187,130 and 795,200 non-vested unit awards in calculating dilutive EPU for its common unitholders as of December 31, 2011 and 2010, respectively, as they were anti-dilutive. The non-vested units are participating securities because they receive distributions from the Partnership and these distributions do not have to be returned to the Partnership if the non-vested units are forfeited by the grantee.

The Partnership, also, excluded the dilutive effect of the $10,809 dividends attributable to preferred unit holders in calculating EPU for its common unit holders as of December 31, 2012 as they were anti-dilutive.

The two class method was used to calculate EPU as follows:

Numerators	2012	2011	2010
Partnership's net (loss) / income	$(21,189)	$87,120	$17,936
Less:
Partnership's net income available to preferred unit holders	10,809	—	—
General Partner's interest in Partnership's net (loss) / income	(640)	1,742	359
Partnership's net (loss) / income allocable to unvested units	—	1,571	147
Partnership's net (loss) / income available to common unit holders	$(31,358)	$83,807	$17,430
Denominators
Weighted average number of common units outstanding, basic and diluted	68,256,072	47,138,336	32,437,314
Net (loss) / income per common unit:
Basic and diluted	$(0.46)	$1.78	$0.54

Commitments And Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies (Abstract)
Commitments and Contingencies
16.	Commitments and Contingencies
Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Partnership's vessels. The Partnership is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements.
The Partnership accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, the Partnership is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements.
An estimated loss from a contingency should be accrued by a charge to expense and a liability recorded only if all of the following conditions are met:

•	Information available prior to the issuance of the financial statement indicates that it is probable that a liability has been incurred at the date of the financial statements.

•	The amount of the loss can be reasonably estimated.

  Lease Commitments: The vessel-owning subsidiaries of the Partnership have entered into time and bareboat charter agreements, which as of December 31, 2012 are summarized as follows:

Vessel Name	Time Charter (TC)/ Bare Boat Charter (BC) (Years)	Commencement of Charter	Charterer	Profit Sharing (1)	Gross Daily Hire Rate (Without Profit Sharing)
M/V Archimidis (4)	3 + 2 + 1 + 1 TC	11/2012	A.P. Moller-Maersk A.S.		$34.0
M/V Agamemnon (4)	3 + 2 + 1 + 1 TC	06/2012	A.P. Moller-Maersk A.S.		$34.0
M/T Amoureux	1+1+1 TC	10/2011	CMTC (7)	50/50(7)	$20.0 (1y)+$24.0 (1y)+$28.0 (1y)
M/T Aias	1+1+1 TC	11/2011	CMTC (7)	50/50(7)	$20.0 (1y)+$24.0 (1y)+$28.0 (1y)
M/T Atlantas (M/T British Ensign)	5+3 BC	04/2006	B.P. Shipping Ltd		$13.5 (3y)
M/T Aktoras (M/T British Envoy)	5+3 BC	07/2006	B.P. Shipping Ltd		$13.5 (3y)
M/V Cape Agamemnon	10 TC	07/2010	COSCO Group		$42.2
M/T Agisilaos	1 TC	09/2012	CMTC	50/50(3)	$13.5
M/T Arionas	1 TC	11/2012	CMTC	50/50(3)	$13.8
M/T Aiolos (M/T British Emissary)	5+3 BC	03/2007	B.P. Shipping Ltd		$15.2 (5y) $13.5 (3y)
M/T Avax	1 TC	05/2012	CMTC	50/50 (3)	$14.0
M/T Axios	1 TC	06/2012	CMTC	50/50 (3)	$14.0
M/T Alkiviadis	1 TC	07/2012	CMTC	50/50 (3)	$13.4
M/T Assos (M/T Insurgentes)	5 BC	04/2009	Arrendadora Ocean Mexicana, S.A. de C.V (5)		$16.8
M/T Atrotos (M/T El Pipila)	5 BC	04/2009	Arrendadora Ocean Mexicana, S.A. de C.V (5)		$16.8
M/T Akeraios	1 TC	07/2012	CMTC	50/50(3)	$14.0
M/T Anemos I	3 TC	09/2010	Petrobras		$14.7
M/T Apostolos	1 TC	9/2012	CMTC	50/50(3)	$14.0
M/T Alexandros II (8) (M/T Overseas Serifos)	10 BC	01/2008	Overseas Shipholding Group Inc. (2)		$13.0
M/T Aristotelis II (8) (M/T Overseas Sifnos)	10 BC	06/2008	Overseas Shipholding Group Inc. (2)		$13.0
M/T Aris II (8) (M/T Overseas Kimolos)	10 BC	08/2008	Overseas Shipholding Group Inc. (2)		$13.0
M/T Agamemnon II	1 TC	01/2012	B.P. Shipping Ltd	50/50(3)	$14.0
M/T Ayrton II	1+1 TC	04/2012	B.P. Shipping Ltd	50/50(3)	$14.0 (1y)+$15 (1y)
M/TAmore Mio II (6)	1 TC	03/2012	BP Shipping		$17.2
M/T Miltiadis M II	2 TC	09/2012	Subtec, S.A. de C.V.		$23.2

(1)	Profit sharing refers to an arrangement between vessel-owning companies and charterers to share a predetermined percentage voyage profit in excess of the basic rate.
(2)
OSG has an option to purchase each of the three STX vessels delivered or to be delivered in 2008 at the end of the eighth, ninth or tenth year of the charter, for $38,000, $35,500 and $33,000, respectively, which option is exercisable six months before the date of completion of the eighth, ninth or tenth year of the charter. The expiration date above may therefore change depending on whether the charterer exercises its purchase option.

(3)	50/50 profit share for breaching IWL (Institute Warranty Limits - applies to voyages to certain ports at certain periods of the year).
(4)
M/V 'Archimidis' and the M/V 'Agamemnon' are employed on time charters with the industry leader Maersk at a gross day rate of US$34.0 per day with earliest redelivery in October 2015 and July 2015, respectively. Maersk has the option to extend the charter of both vessels for an additional four years at a gross day rate of US$31.5 and $30.5 per day, respectively for the fourth and fifth year and $32.0 per day for the final two years. If all options were to be exercised, the employment of the vessels would extend to July 2019 for the M/V 'Agamemnon' and October 2019 for the M/V 'Archimidis.'

(5)	Arrendadora has since delivered these vessels to the state-owned Mexican petroleum company Petroleos Mexicanos.
(6) (7) (8)
For the period from March to December 2013 the rate for this charter will be $17.5. B.P. Shipping Ltd has the right to extend the charter for an additional 3-months option declarable by September 2013.
The M/T 'Aias' and 'Amoureux' will be earning for the first 12 months of their time charter with CMTC a gross daily charter rate of $20.0 per day plus 50/50 profit share on actual earnings settled every 6 months. CMTC will have the option to extend the time charter employment for a second year at $24.0 per day and for a third year at $28.0 per day with the same profit share arrangements.
On November 14, 2012, OSG made a voluntary filing for relief under Chapter 11 of the U.S. Bankruptcy Code in the U.S. Bankruptcy Court for the District of Delaware.  OSG has requested that the Partnership reduces the charter rates for their remaining terms to substantially lower rates. The Partnership is discussing this matter with OSG.  No assurance can be given that the Partnership will reach an agreement with OSG regarding the remaining duration and rate of the charters, and including other terms of the charter parties and the Partnership's rights to a claim, or, if such an agreement is reached, that it will be approved by bankruptcy court.

Future minimum charter hire receipts, excluding any profit share revenue that may arise, based on non-cancelable long-term time and bareboat charter contracts, as of December 31, 2012 were:

Year ended December 31,	Amount
2013	$95,362
2014	73,347
2015	47,031
2016	19,839
2017	15,403
Thereafter	38,445
Total	$289,427

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events (Abstract)
Subsequent Events
17.	Subsequent Events

(a)
Dividends: On January 22, 2013, the Board of Directors of the Partnership declared a cash distribution of $0.2325 per common unit for the fourth quarter of 2012. The fourth quarter common unit cash distribution will be paid on February 15, 2013, to unit holders of record on February 8, 2013.

(b)
Dividends: On January 22, 2013, the Board of Directors of the Partnership declared a cash distribution of $0.21375 per Class B unit for the fourth quarter of 2012. The cash distribution will be paid on February 8, 2013, to Class B unit holders of record on February 1, 2013.

Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies (Abstract)
Consolidation Policy Text Block
(a)
Principles of Consolidation: The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), and include the accounts of the legal entities comprising the Partnership as discussed in Note 1. Intra-group balances and transactions have been eliminated upon consolidation. Balances and transactions with CMTC and its affiliates have not been eliminated, but are presented as balances and transactions with related parties. The Partnership's consolidated financial statements have been prepared after giving retroactive effect to the combination of entities under common control since July 22, 2010 as described in Note 1 to the consolidated financial statements.

Use Of Estimates
(b)
Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the amounts of revenues and expenses recognized during the reporting period. Actual results could differ from those estimates. Additionally, these consolidated financial statements include allocations for certain expenses, including corporate overhead expenses that are normally incurred by a listed company.

Other Comprehensive Income
(c)
Other Comprehensive Income: The Partnership separately records certain transactions directly as components of partners' capital / stockholders' equity. For the years ended December 31, 2012 and 2011 other comprehensive income is comprised of changes in fair value of interest rate swaps that qualify as cash flow hedges and the amortization of the accumulated other comprehensive loss attributable to interest rate swaps that do not qualify as cash flow hedges. For the year ended December 31, 2010 other comprehensive income is solely comprised of changes in fair values of interest rate swaps that qualify as cash flow hedges (Note 8).

Accounting for Revenue, Voyage and Operating Expenses
(d)
Accounting for Revenue, Voyage and Operating Expenses: The Partnership generates its revenues from charterers for the charter hire of its vessels. Vessels are chartered on time charters, bareboat charters or voyage charters. A time charter is a contract for the use of a vessel for a specific period of time and a specified daily charter hire rate, which is generally payable monthly in advance. Some of the Partnership's time charters also include profit sharing provisions, under which the Partnership can realize additional revenues in the event that spot rates are higher than the base rates in these time charters. A bareboat charter is a contract in which the vessel owner provides the vessel to the charterer for a fixed period of time at a specified daily rate, which is generally payable monthly in advance, and the charterer generally assumes all risk and costs of operation during the bareboat charter period. A voyage is deemed to commence upon the later of the completion of discharge of the vessel's previous cargo or upon vessel arrival to the agreed upon port based on the terms of a voyage contract that is not cancelable and voyage is deemed to end upon the completion of discharge of the delivered cargo. Revenues under voyage charter agreements are recognized when a voyage agreement exists, the price is fixed, service is provided and the collection of the related revenue is reasonably assured.

Revenues are recorded over the term of the charter as service is provided and recognized on a pro-rata basis over the duration of the voyage.
All of the Partnership's time charters and bareboat charters are classified as operating leases. Revenues under operating lease arrangements are recognized when a charter agreement exists, charter rate is fixed and determinable, the vessel is made available to the lessee, and collection of the related revenue is reasonably assured. Revenues are recognized ratably on a straight line basis over the period of the respective time or bareboat charter. Revenues from profit sharing arrangements in time charters represent a portion of time charter equivalent (voyage income less direct expenses, divided by operating days), that exceeds the agreed base rate and are recognized in the period earned. Deferred revenue represents cash received in advance of being earned. The portion of the deferred revenue that will be earned within the next twelve months is classified as current liability and the rest as long term liability.
Vessel voyage expenses are direct expenses to voyage revenues and primarily consist of commissions, port expenses, canal dues and bunkers. Commissions are expensed over the related charter period and all the other voyage expenses are expensed as incurred. Under the Partnership's time and bareboat charter agreements, all voyages expenses, except commissions are assumed by the charterer, with the exception of Overseas Shipholding Group Inc. bareboat charter agreements where the charterer is responsible for the commissions. For voyage charters all voyage expenses are paid by the Partnership.
Vessel operating expenses presented in the consolidated financial statements mainly consisted of:

•	Management fees payable to the Partnership's manager Capital Shipmanagement Corp. (the “Manager” or “CSM”) under three different types of Management agreements (Note 4); and

•	Actual operating expenses such as crewing, repairs and maintenance, insurance, stores, spares, lubricants and other operating expenses.
Vessel operating expenses are expensed as incurred.

Foreign Currency Transactions
(e)
Foreign Currency Transactions: The functional currency of the Partnership is the U.S. Dollar because the Partnership's vessels operate in international shipping markets that utilize the U.S. Dollar as the functional currency. The accounting records of the Partnership are maintained in U.S. Dollars. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities, which are denominated in currencies other than the U.S. Dollar, are translated into the functional currency using the exchange rate at that date. Gains or losses resulting from foreign currency transactions are included in interest and other income in the accompanying consolidated statements of comprehensive (loss) / income.

Cash And Cash Equivalents Policy
(f)
Cash and Cash Equivalents: The Partnership considers highly-liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents.

Restricted Cash
(g)
Restricted cash: For the Partnership to comply with debt covenants under its credit facilities, it must maintain minimum cash deposits. Such deposits are considered by the Partnership to be restricted cash. As of December 31, 2012 and 2011, restricted cash amounted to $10,500 and $6,750, respectively, and is presented under other non-current assets.

Trade Accounts Receivable
(h)
Trade Accounts Receivable, Net: The amount shown as trade accounts receivable primarily consists of earned revenue that has not been billed yet or that it has been billed but not yet collected. At each balance sheet date all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts.  As of December 31, 2012 allowance for doubtful accounts amounted to $54. No allowance for doubtful accounts was accounted for as of December 31, 2011.

Inventories
(i)	Inventories: Inventories consist of consumable bunkers, lubricants, spares and stores and are stated at the lower of cost or market value. The cost is determined by the first-in, first-out method.

Fixed Assets
(j)
Fixed Assets: Fixed assets consist of vessels which are stated at cost, less accumulated depreciation. Vessel cost consists of the contract price for the vessel and any material expenses incurred upon their construction (improvements and delivery expenses, on-site supervision costs incurred during the construction periods, as well as capitalized interest expense during the construction period). Vessels acquired through acquisition of businesses are recorded at their acquisition date fair values. The cost of each of the Partnership's vessels is depreciated beginning when the vessel is ready for its intended use, on a straight-line basis over the vessels' remaining economic useful life, after considering the estimated residual value. Management estimates the scrap value of the Partnership's vessels to be $0.2 per light weight ton (LWT) and useful life to be 25 years.

Impairment of Long-Lived Assets
(k)
Impairment of Long-lived Assets: An impairment loss on long-lived assets is recognized when indicators of impairment are present and the carrying amount of the long-lived asset is greater than its fair value and not believed to be recoverable. In determining future benefits derived from use of long-lived assets, the Partnership performs an analysis of the anticipated undiscounted future net cash flows of the related long-lived assets on a vessel by vessel basis. If the carrying value of the related asset exceeds its undiscounted future net cash flows, the carrying value is reduced to its fair value. Various factors including future charter rates and vessel operating costs are included in this analysis.

In recent years market conditions as compared to previous years have changed significantly as a result of the global credit crisis and resulting slowdown in world trade. Charter rates decreased and values of assets were affected. The Partnership considered these market developments as indicators of potential impairment of the carrying amount of its assets. The Partnership has performed an undiscounted cash flow test based on US GAAP as of December 31, 2012 and 2011 determining undiscounted projected net operating cash flows for the vessels and comparing them to the vessels' carrying values. In developing estimates of future cash flows, the Partnership made assumptions about future charter rates, utilization rates, vessel operating expenses, future dry docking costs and the estimated remaining useful life of the vessels. These assumptions are based on historical trends as well as future expectations that are in line with the Partnership's historical performance and expectations for the vessels' utilization under the deployment strategy. Based on these assumptions, the Partnership determined that the undiscounted cash flows supported the vessels' carrying amounts as of December 31, 2012 and 2011.

Intangible Assets
(l)
Intangible assets: The Partnership records all identified tangible and intangible assets or any liabilities associated with the acquisition of a business at fair value. When a business is acquired that owns a vessel with an existing charter agreement, the Partnership determines the present value of the difference between: (i) the contractual charter rate and (ii) the prevailing market rate for a charter of equivalent duration. When determining present value, the Partnership uses Weighted Average Cost of Capital (“WACC”). The resulting above-market (assets) and below-market (liabilities) charters are amortized using straight line method as a reduction and increase, respectively, to revenues over the remaining term of the charters.

Deferred charges, net
(m)
Deferred charges, net: are comprised mainly of fees paid to lenders for obtaining new loans or refinancing existing loans and are capitalized as deferred finance charges and amortized to “interest expense and finance cost” over the term of the respective loan using the effective interest rate method.

Pension and Retirement Benefit Obligations
(n)
Pension and Retirement Benefit Obligations: The vessel-owning companies included in the consolidated financial statements employ the crew on board under short-term contracts (usually up to seven months) and accordingly, they are not liable for any pension or post retirement benefits.

Concentration of Credit Risk
(o)
Concentration of Credit Risk: Financial instruments which potentially subject the Partnership to significant concentrations of credit risk consist principally of cash and cash equivalents, interest rate swaps, and trade accounts receivable. The Partnership places its cash and cash equivalents, consisting mostly of deposits, and enters into interest rate swap agreements with creditworthy financial institutions rated by qualified rating agencies. A limited number of financial institutions hold the Partnership's cash. Most of the Partnership's revenues were derived from a few charterers. For the year ended December 31, 2012, CMTC and British Petroleum Shipping Limited accounted for 45% and 23% of the Partnership's total revenue, respectively. For the year ended December 31, 2011, British Petroleum Shipping Limited, CMTC, and Overseas Shipholding Group Inc. (“OSG”) accounted for 32%, 24% and 11% of the Partnership's total revenue, respectively. For the year ended December 31, 2010 British Petroleum Shipping Limited, Morgan Stanley Capital Group Inc. and OSG accounted for 49%, 11% and 11% of total revenue, respectively. The Partnership does not obtain rights of collateral from its charterers to reduce its credit risk.

Fair Value of Financial Instruments
(p)
Fair Value of Financial Instruments: On January 1, 2008, the Partnership adopted the accounting guidance for Fair Value Measurements for financial assets and liabilities and any other assets and liabilities carried at fair value. This guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The carrying value of trade receivables, due from related parties, due to related parties, accounts payable and current accrued liabilities approximates their fair value. The fair values of long-term variable rate bank loans approximate the recorded values, due to their variable interest and due to the fact the lenders have the ability to pass on their funding cost to the Partnership under certain circumstances, which reflects their current assessed risk. We believe the terms of our loans are similar to those that could be procured as of December 31, 2012. Interest rate swaps are recorded at fair value on the consolidated balance sheet.

Interest Rate Swap Agreements
(q)
Interest Rate Swap Agreements: The Partnership designates its derivatives based upon the intended use, and recognizes all derivatives as either assets or liabilities in the consolidated balance sheet and measures those instruments at fair value. Changes in the fair value of each derivative instrument are recorded depending on the intended use of the derivative and the resulting designation. For a derivative that does not qualify as a hedge, changes in fair value are recognized within the consolidated statements of comprehensive (loss) / income. For derivatives that qualify as cash flow hedges, the changes in fair value of the effective portion are recognized at the end of each reporting period in Other comprehensive income / (loss), until the hedged item is recognized in the consolidated statements of comprehensive (loss) / income. The ineffective portion of a derivative's change in fair value is immediately recognized in the consolidated statements of comprehensive (loss) / income.

Net Income Per Limited Partner Unit
(r)
Net (Loss) / Income Per Limited Partner Unit: Basic net income per limited partner unit is calculated by dividing Partnership's net income less net income allocable to preferred unit holders, general partner interest in net income (including incentive distribution rights) and net income allocable to unvested units by the weighted-average number of outstanding limited partner units during the period (Note 15). Diluted net income per limited partner unit reflects the potential dilution that could occur if securities or other contracts to issue limited partner units were exercised.

Income Taxes
(s)
Income Taxes: The Partnership is not subject to the payment of any income tax on its income. Instead, a tax is levied based on the tonnage of the vessels, which is included in operating expenses (Note 11).

Segment Reporting
(t)
Segment Reporting: The Partnership reports financial information and evaluates its operations by charter revenues and not by the length, type of vessel or type of ship employment for its customers, i.e. time or bareboat charters. The Partnership does not use discrete financial information to evaluate the operating results for each such type of charter or vessel. Although revenue can be identified for these types of charters or vessels, management cannot and does not identify expenses, profitability or other financial information for these various types of charters or vessels. As a result, management, including the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet, and thus the Partnership has determined that it operates as one reportable segment. Furthermore, when the Partnership charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographic information is impracticable.

Omnibus Incentive Compensation Plan
(u)
Omnibus Incentive Compensation Plan: Equity compensation expense represents vested and unvested units granted to employees and to non-employee directors, for their services as directors, as well as to non-employees and are included in general and administrative expenses in the consolidated statements of comprehensive (loss) / income. These units are measured at their fair value equal to the market value of the Partnership's common units on the grant date. The units that contain a time-based service vesting condition are considered unvested units on the grant date and a total fair value of such units is recognized on a straight-line basis over the requisite service period. In addition, unvested awards granted to non-employees are measured at their then-current fair value as of the financial reporting dates until non-employees complete the service (Note 14).

Recent Accounting Pronouncements
(v)      Recent Accounting Pronouncements: There are no recent accounting pronouncements issued during 2012 whose adoption would have a material effect on the Partnership's consolidated financial statements in the current year or expected to have an impact on future years.

Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2012
Basis Of Presentation and General Information (Abstract)
List Of Subsidiaries (Table Text Block)
Subsidiary	Date of Incorporation	Name of Vessel Owned by Subsidiary	DWT	Date acquired by the Partnership	Date acquired by CMTC

Capital Product Operating GP LLC	01/16/2007	—	—	—	—
Crude Carriers Corp.(6)	10/29/2009	—	—	09/30/2011	—
Crude Carriers Operating Corp. (6)	01/21/2010	—	—	09/30/2011	—
Shipping Rider Co.	09/16/2003	M/T Atlantas (M/T British Ensign) (1)	36,760	04/04/2007	04/26/2006
Canvey Shipmanagement Co.	03/18/2004	M/T Assos (M/T Insurgentes) (1),(4)	47,872	08/16/2010 04/04/2007	05/17/2006
Centurion Navigation Limited	08/27/2003	M/T Aktoras (M/T British Envoy) (1)	36,759	04/04/2007	07/12/2006
Polarwind Maritime S.A.	10/10/2003	M/T Agisilaos (1)	36,760	04/04/2007	08/16/2006
Carnation Shipping Company	11/10/2003	M/T Arionas (1)	36,725	04/04/2007	11/02/2006
Apollonas Shipping Company	02/10/2004	M/T Avax (1)	47,834	04/04/2007	01/12/2007
Tempest Maritime Inc.	09/12/2003	M/T Aiolos (M/T British Emissary) (1)	36,725	04/04/2007	03/02/2007
Iraklitos Shipping Company	02/10/2004	M/T Axios (1)	47,872	04/04/2007	02/28/2007
Epicurus Shipping Company	02/11/2004	M/T Atrotos (M/T El Pipila) (2),(5)	47,786	03/01/2010 05/08/2007	05/08/2007
Laredo Maritime Inc.	02/03/2004	M/T Akeraios (2)	47,781	07/13/2007	07/13/2007
Lorenzo Shipmanagement Inc.	05/26/2004	M/T Apostolos (2)	47,782	09/20/2007	09/20/2007
Splendor Shipholding S.A.	07/08/2004	M/T Anemos I (2)	47,782	09/28/2007	09/28/2007
Ross Shipmanagement Co.	12/29/2003	M/T Attikos (3),(7)	12,000	09/24/2007	01/20/2005
Sorrel Shipmanagement Inc.	02/07/2006	M/T Alexandros II (M/T Overseas Serifos) (2)	51,258	01/29/2008	01/29/2008
Baymont Enterprises Incorporated	05/29/2007	M/T Amore Mio II (3)	159,982	03/27/2008	07/31/2007
Forbes Maritime Co.	02/03/2004	M/T Aristofanis (3),(8)	12,000	04/30/2008	06/02/2005
Wind Dancer Shipping Inc.	02/07/2006	M/T Aristotelis II (M/T Overseas Sifnos) (2)	51,226	06/17/2008	06/17/2008
Belerion Maritime Co.	01/24/2006	M/T Aris II (M/T Overseas Kimolos) (2)	51,218	08/20/2008	08/20/2008
Mango Finance Corp.	07/14/2006	M/T Agamemnon II (3), (4)	51,238	04/07/2009	11/24/2008
Navarro International S.A.	07/14/2006	M/T Ayrton II (3), (5)	51,238	04/13/2009	04/10/2009
Adrian Shipholding Inc.	06/22/2004	M/T Alkiviadis (3)	36,721	06/30/2010	03/29/2006
Patroklos Marine Corp.	06/17/2008	M/V Cape Agamemnon	179,221	06/09/2011	01/25/2011
Cooper Consultants Co. renamed to Miltiadis M II Carriers Corp.	04/06/2006	M/T Miltiadis M II (6)	162,000	09/30/2011	04/26/2006
Alexander the Great Carriers Corp.	01/26/2010	M/T Alexander The Great (6),(9)	297,958	09/30/2011	03/26/2010
Achilleas Carriers Corp.	01/26/2010	M/T Achilleas (6),(9)	297,863	09/30/2011	06/25/2010
Amoureux Carriers Corp.	04/14/2010	M/T Amoureux (6)	150,000	09/30/2011	—
Aias Carriers Corp.	04/14/2010	M/T Aias (6)	150,000	09/30/2011	—
Agamemnon Container Carrier Corp.	04/19/2012	M/V Agamemnon (9)	103,773	12/22/2012	06/28/2012
Archimidis Container Carrier Corp.	04/19/2012	M/V Archimidis (9)	103,773	12/22/2012	06/22/2012
Miltiadis M II Corp.	08/28/2012	-	-	-	-

Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Agamemnon Container Carrier Corp
Business Acquisition [Line Items]
Purchase price allocation (Table Text Block)

As of December 22, 2012
Vessel	$68,000
Above market acquired time charter	$2,250
Identifiable assets	$70,250
Purchase price	$(70,250)

Identifiable intangible assets (Table Text Block)

Intangible assets	As of December 22, 2012	Duration of time charter acquired
Above market acquired time charter	$2,250	2.6 years

Pro Forma Financial Information (Table Text Block)
	For the year ended December 31,
	2012	2011
Total revenues	$154,227	$137,065
Partnership's net income	2,210	72,508
Partnership's net income available to preferred unit holders	10,809	-
General Partner's interest in Partnership's net (loss) / income	(172)	1,450
Common unit holders interest in Partnership's net (loss) / income	$(8,427)	$71,058
Pro-forma weighted average of Partnership's common units outstanding	68,256,072	47,138,336
Net (loss) / income per common unit (basic and diluted)	$(0.12)	$1.51

Archimidis Container Carrier Corp
Business Acquisition [Line Items]
Purchase price allocation (Table Text Block)

As of December 22, 2012
Vessel	$65,000
Above market acquired time charter	$2,250
Identifiable assets	$67,250
Purchase price	$(67,250)

Identifiable intangible assets (Table Text Block)

Intangible assets	As of December 22, 2012	Duration of time charter acquired
Above market acquired time charter	$2,250	3.0 years

Pro Forma Financial Information (Table Text Block)
	For the year ended December 31,
	2012	2011
Total revenues	$155,011	$139,890
Partnership's net income	2,746	72,813
Partnership's net income available to preferred unit holders	10,809	-
General Partner's interest in Partnership's net (loss) / income	(161)	1,456
Common unit holders interest in Partnership's net (loss)/income	$(7,902)	$71,357
Pro-forma weighted average of Partnership's common units outstanding	68,256,072	47,138,336
Net (loss)/income per common unit (basic and diluted)	$(0.12)	$1.51

Patroklos Marine Corporation
Business Acquisition [Line Items]
Purchase price allocation (Table Text Block)

As of June 9, 2011
Vessel	$51,500
Above market acquired time charter	$48,551
Identifiable assets	$100,051
Purchase price	$(83,525)
Gain from bargain purchase	$16,526

Identifiable intangible assets (Table Text Block)

Intangible assets	As of June 9, 2011	Duration of time charter acquired
Above market acquired time charter	$48,551	9.1 years

Pro Forma Financial Information (Table Text Block)
	For the year ended December 31
	2011	2010
Total revenues	$134,473	$128,671
Partnership's net income	72,807	35,819
General Partner's interest in Partnership's net income	1,456	716
Limited Partners' interest in Partnership's net income	$71,351	$35,103
Pro-forma weighted average of Partnership's common units outstanding	50,314,281	35,491,287
Net income per common unit (basic and diluted)	$1.39	$0.98

Crude Carriers Corp
Business Acquisition [Line Items]
Purchase price allocation (Table Text Block)

As of September 30, 2011
Current assets	$30,300
Vessels	351,750
Total liabilities	(159,059)
Net assets acquired and liabilities assumed	$222,991
Purchase price	$(157,064)
Gain from bargain purchase	$65,927

Pro Forma Financial Information (Table Text Block)

	For the years ended December 31,
	2011	2010
Total revenues	$167,897	$180,474
Partnership's net income	18,274	89,613
General Partner's interest in Partnership's net income	365	1,792
Limited Partners' interest in Partnership's net income	$17,909	$87,821
Pro-forma weighted average of Partnership's common units outstanding	65,472,309	52,069,715
Net income per common unit (basic and diluted)	$0.27	$1.67

Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2012
Transactions with Related Parties (Abstract)
Balances and Transactions with Related Parties (Table Text Block)

Consolidated Balance Sheets	As of December 31, 2012	As of December 31, 2011

Liabilities:
Manager - payments on behalf of the Partnership (a)	$15,957	$8,138
Management fee payable to CSM (b)	1,490	2,434

Due to related parties	$17,447	$10,572

Deferred revenue - current (f)	4,637	4,225

Total liabilities	$22,084	$14,797

Related Party Transactions Disclosure (Table Text Block)

	For the year ended December 31,
Consolidated Statements of Comprehensive (Loss) / Income	2012	2011	2010
Revenues (c)	$69,938	$31,799	$11,030
Voyage expenses	554	165	—
Vessel operating expenses	23,634	30,516	30,261
General and administrative expenses (d)	3,092	1,630	1,103
Interest expense and finance cost (e)	—	—	210

Charter Agreements (Table Text Block)

Vessel Name	Time Charter (TC) in years	Commencement of Charter	Termination or earliest expected redelivery	Gross (Net) Daily Hire Rate
M/T Agisilaos	1 TC	03/2010	03/2011	$12.0 ($11.9)
M/T Agisilaos	0.42 TC	03/2011	08/2011	$13.0 ($12.8)
M/T Agisilaos	1 TC	08/2011	09/2012	$13.5 ($13.3)
M/T Agisilaos	1 TC	09/2012	08/2013	$13.5 ($13.3)
M/T Axios	1 TC	02/2010	03/2011	$12.8 ($12.6)
M/T Axios	1 TC	06/2012	05/2013	$14.0 ($13.8)
M/T Arionas	1 TC	10/2010	10/2011	$12.0 ($11.9)
M/T Arionas	1 TC	10/2011	11/2012	$13.8 ($13.6)
M/T Arionas	1 TC	11/2012	10/2013	$13.8 ($13.6)
M/T Alkiviadis	2 TC	06/2010	06/2012	$13.0 ($12.8)
M/T Alkiviadis	1 TC	07/2012	06/2013	$13.4 ($13.2)
M/T Amore Mio II	1 TC	01/2011	12/2011	$25.3 ($25.0)
M/T Amore Mio II	0.9 to 1.2TC	12/2011	03/2012	$18.25 ($18.0)
M/T Avax	1 TC	05/2011	05/2012	$14.0 ($13.8)
M/T Avax	1 TC	05/2012	04/2013	$14.0 ($13.8)
M/T Akeraios	1 TC	07/2011	07/2012	$14.0 ($13.8)
M/T Akeraios	1 TC	07/2012	06/2013	$14.0 ($13.8)
M/T Apostolos	1 TC	09/2012	08/2013	$14.0 ($13.8)
M/T Miltiadis M II	1 TC	03/2012	09/2012	$18.3 ($18.0)
M/T Alexander the Great(1)	1TC	11/2011	12/2012	$28.0 ($27.7)
M/T Amoureux	1+1+1 TC	10/2011	11/2013	$20.0+$24.0+$28.0 ($19.8+$23.7+$27.7)
M/T Aias	1+1+1 TC	11/2011	11/2013	$20.0+$24.0+$28.0 ($19.8+$23.7+$27.7)
M/T Achilleas (1)	1TC	01/2012	12/2012	$28.0 ($27.7)

Vessels (Tables)	12 Months Ended
Dec. 31, 2012
Vessels (Abstract)
Vessels (Table Text Block)
Net Book Value
Carrying amount as at January 1, 2011	$707,339
Acquisitions and improvements	403,861
Depreciation	(37,214)
Carrying amount as at December 31, 2011	$1,073,986
Acquisition and improvements	133,105
Disposals	(156,128)
Impairment of vessels	(43,178)
Depreciation	(48,235)
Carrying amount as at December 31, 2012	$959,550

Above market acquired charters (Tables)	12 Months Ended
Dec. 31, 2012
Above Market Acquired Charters (Abstract)
Above Market Acquired Charters (Table Text Block)
Above market acquired charters	M/V Cape Agamemnon	M/T Assos	M/V Agamemnon	M/V Archimidis	Total
Carrying amount as at January 1, 2011	$—	$8,062	$—	$—	$8,062
Acquisitions	48,551	—	—	—	48,551
Amortization	(3,008)	(2,481)	—	—	(5,489)
Carrying amount as at December 31, 2011	$45,543	$5,581	$—	$—	$51,124
Acquisitions	—	—	2,250	2,250	4,500
Amortization	(5,372)	(2,488)	(23)	(21)	(7,904)
Carrying amount as at December 31, 2012	$40,171	$3,093	$2,227	$2,229	$47,720

Above Market Acquired Charter Future Amortization Expense (Table Text Block)
Year ended December 31,	M/V Cape Agamemnon	M/T Assos	M/V Agamemnon	M/V Archimidis	Total
2013	5,357	2,481	863	797	9,498
2014	5,357	612	863	797	7,629
2015	5,357	—	501	635	6,493
2016	5,372	—	—	—	5,372
2017	5,357	—	—	—	5,357
Thereafter	13,371	—	—	—	13,371
Total	40,171	3,093	2,227	2,229	47,720

Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Long-Term Debt (Abstract)
Bank Loans (Table Text Block)

	Bank Loans	Entity	As of December 31, 2012	As of December 31, 2011	Margin
(i)	Issued in April, 2007 maturing in June, 2017	Capital Product Partners L.P.	$250,850	$366,500	2%
(ii)	Issued in March, 2008 maturing in March 2018	Capital Product Partners L.P.	$188,515	242,080	3%
(iii)	Issued in June 2011 maturing in March 2018	Capital Product Partners L.P.	$19,000	25,000	3.25%
	Total		$458,365	$633,580
	Less: Current portion		$-	18,325
	Long-term portion		$458,365	$615,255

Schedule Of Credit Facilities Amounts Drawn Down (Table Text Block)

Vessel / Entity	Date	$370,000 Credit Facility (i)	$350,000 Credit Facility (ii)	$25,000 Credit Facility (iii)
M/T Akeraios	07/13/2007	$46,850	$—	$—
M/T Apostolos	09/20/2007	56,000	—	—
M/T Anemos I	09/28/2007	56,000	—	—
M/T Alexandros II	01/29/2008	48,000	—	—
M/T Amore Mio II	03/27/2008	—	46,000	—
M/T Aristofanis	04/30/2008	—	11,500	—
M/T Aristotelis II	06/17/2008	20,000	—	—
M/T Aris II	08/20/2008	24,000	1,584	—
M/V Cape Agamemnon	06/09/2011	—	-	19,000
Crude Carriers Corp. and its subsidiaries, M/V Agamemnon and M/V Archimidis	09/30/2011	—	129,431	—
Total		$250,850	$188,515	$19,000

Required Annual Loan Payments (Table Text Block)

Year ended December 31,	$370,000 Credit Facility (i)	$350,000 Credit Facility (ii)	$25,000 Credit Facility (iii)	Total
2013	$—	$—	$—	—
2014	—	—	—	—
2015	—	—	—	—
2016	51,900	31,419	4,000	87,319
2017	198,950	31,419	4,000	234,369
Thereafter	—	125,677	11,000	136,677
Total	$250,850	$188,515	$19,000	$458,365

Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments (Abstract)
Derivative liabilities - Fair value (Table Text Block)

December 31, 2012		December 31, 2011
Interest Rate Swaps	Total	Interest Rate Swaps	Total
Short-term liabilities	$467	$467	8,255	8,255

Long-term liabilities	$-	$-	$4,422	$4,422
	$467	$467	$12,677	$12,677

Derivative instruments - Balance Sheet (Table Text Block)

Derivative Liabilities
Balance sheet location	As of December 31, 2012 Fair value	As of December 31, 2011 Fair value
Derivatives designated as hedging instruments - effective hedges
Derivative instruments long-term liabilities.	$-	$4,422
Derivative instruments short-term liabilities.	$100	839

Total derivatives not designated as hedging instruments - ineffective hedges
Derivative instruments short-term liabilities.	$367	7,416
Total Derivative Liabilities	$467	$12,677

Schedule Of Derivative Instruments Gain (Loss) In Statement Of Financial Performance (Table Text Block)
Derivatives designated in cash flow hedging relationships recognized in OCI (Effective Portion)	Change in Fair Value of hedging instrument recognized in OCI (Effective Portion)			Location of Gain/(loss) Reclassified into consolidated statements of comprehensive (loss) / income (Effective Portion)	Amount of Loss Reclassified from OCI into consolidated statements of comprehensive (loss) / income (Effective Portion)			Amount of Gain recorded in OCI (Effective Portion)			Location of Gain/(loss) Recognized in the consolidated statements of comprehensive (loss) / income (ineffective portion)	Amount of Gain/ (Loss) recognized the consolidated statements of comprehensive (loss) / income
	2012	2011	2010		2012	2011	2010	2012	2011	2010		2012	2011	2010
Interest rate swaps	(1,903)	(4,234)	(17,159)	Interest expense and finance cost	(12,665)	(21,752)	(21,585)	10,762	17,518	4,426	Gain on interest rate swap agreement	1,448	2,310	-

Schedule Of Fair Value Assets And Liabilities Measured On Recurring Basis (Table Text Block)

		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Derivatives	Total	(Level 1)	(Level 2)	(Level 3)
December 31, 2011	$(12,677)	—	$(12,677)	—
December 31, 2012	$(467)	—	$(467)	—

Schedule Of Cash Flow Hedging Instruments (Table Text Block)

Bank	Currency	Notional Amount	Fixed Rate	Trade date	Value date	Maturity date	Fair market value as of December 31, 2012
HSH Nordbank	USD	11,500	3.8950%	04.24.2008	04.30.2008	03.28.2013	100

Schedule Of Derivatives Not Designated As Cash Flow Hedging Instruments (Table Text Block)

Bank	Currency	Notional Amount	Fixed Rate	Trade date	Value date	Maturity date	Fair market value as of December 31, 2012
HSH Nordbank	USD	1,584	4.099%	08.14.2008	08.20.2008	03.28.2013	$14
HSH Nordbank	USD	46,000	3.5250%	03.25.2008	03.27.2008	03.27.2013	353
Total derivative instruments fair value							$367

Accrued Liabilities Disclosure (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Liabilities (Abstract)
Accrued Liabilities (Table Text Block)

	As of December 31,
	2012	2011
Accrued loan interest and loan fees	$62	$114
Accrued operating expenses	1,311	834
Accrued voyage expenses and commissions	909	848
Accrued general and administrative expenses	499	490
Total	$2,781	$2,286

Voyage Expenses And Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Voyage Expenses And Vessel Operating Expenses (Abstract)
Voyage Expenses And Vessel Operating Expenses (Table Text Block)

	For the years ended December 31,
	2012	2011	2010
Voyage expenses:
Commissions	$1,752	$1,844	$1,279
Bunkers	3,921	8,400	4,295
Port expenses	-	1,390	1,412
Other	(5)	96	23
Total	$5,668	$11,730	$7,009

Vessel operating expenses:
Crew costs and related costs	$13,230	$2,963	$551
Insurance expense	2,830	784	69
Spares, repairs, maintenance and other expenses	2,231	390	269
Stores and lubricants	3,115	651	112
Management fees	21,784	29,279	28,294
Vetting, insurances, spares and repairs (Note 4)	1,850	1,237	1,966
Other operating expenses	720	161	34
Total	$45,760	$35,465	$31,295

Cash Flow (Tables)	12 Months Ended
Dec. 31, 2012
Crude Carrier Corp Net Assets Not Included In Cash Flow
Cash Flow Information [Line Items]
Schedule Of Cash Flow Supplemental Disclosures (Table Text Block)

Crude's Net Assets	As of September 30, 2011
Trade receivables	$8,321
Prepayments and other assets	629
Inventories	9,503
Vessels	351,750

Total assets	370,203

Trade accounts payable	$12,497
Due to related parties	10,457
Accrued liabilities	1,525
Long term debt	134,580

Total liabilities	159,059

Total Net Assets	211,144

Vessel Owning Entities Acquired By Cmtc Net Liabilities Not Included In Cash Flow
Cash Flow Information [Line Items]
Schedule Of Cash Flow Supplemental Disclosures (Table Text Block)

As of December 31, 2010
Trade receivables	1,629
Due from related parties	13,357
Prepayments and other assets	76
Inventories	146
Deferred charges	65
Total assets	15,273
Trade accounts payable	401
Accrued liabilities	332
Borrowings	46,384
Total liabilities	47,117
Net liabilities assumed by CMTC upon contribution to the Partnership	31,844

Partners' Capital (Tables)	12 Months Ended
Dec. 31, 2012
Partners' Capital (Abstract)
Schedule of Incentive Distributions (Text Block)

		Marginal Percentage Interest in Distributions
	Total Quarterly Distribution Target Amount per Unit	Unitholders	General Partner
Minimum Quarterly Distribution	$0.3750	98%	2%
First Target Distribution	up to $0.4313	98%	2%
Second Target Distribution	above $0.4313 up to $0.4688	85%	15%
Third Target Distribution	above $0.4688 up to $0.5625	75%	25%
Thereafter	above $0.5625	50%	50%

Distribution to unitholders (Table Text Block)

	As of December 31, 2012	As of December 31, 2011

Common units	69,372,077	69,372,077
General partner units	1,415,757	1,415,757
Preferred units	15,555,554	-
Total partnership units	86,343,388	70,787,834

Omnibus Incentive Compensation Plan (Tables)	12 Months Ended
Dec. 31, 2012
Omnibus Incentive Compensation Plan (Abstract)
Omnibus Incentive Compensation Plan (Table Text Block)

	Employee equity compensation		Non-Employee equity compensation
Unvested Units	Units	Grant-date fair value	Units	Award-date fair value
Unvested on January 1, 2012	536,666	$3,985	650,464	$4,736
Vested	198,531	1,464	—	—
Unvested on December 31, 2012	338,135	$2,521	650,464	$4,736

Net (Loss) / Income Per Unit (Tables)	12 Months Ended
Dec. 31, 2012
Net (Loss) / Income Per Unit (Abstract)
Schedule of (Loss)/ Income Per Unit Basic and Diluted (Table Text Block)

Numerators	2012	2011	2010
Partnership's net (loss) / income	$(21,189)	$87,120	$17,936
Less:
Partnership's net income available to preferred unit holders	10,809	—	—
General Partner's interest in Partnership's net (loss) / income	(640)	1,742	359
Partnership's net (loss) / income allocable to unvested units	—	1,571	147
Partnership's net (loss) / income available to common unit holders	$(31,358)	$83,807	$17,430
Denominators
Weighted average number of common units outstanding, basic and diluted	68,256,072	47,138,336	32,437,314
Net (loss) / income per common unit:
Basic and diluted	$(0.46)	$1.78	$0.54

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies (Abstract)
Schedule Of Time And Bareboat Charter Agreements (Table Text Block)

Vessel Name	Time Charter (TC)/ Bare Boat Charter (BC) (Years)	Commencement of Charter	Charterer	Profit Sharing (1)	Gross Daily Hire Rate (Without Profit Sharing)
M/V Archimidis (4)	3 + 2 + 1 + 1 TC	11/2012	A.P. Moller-Maersk A.S.		$34.0
M/V Agamemnon (4)	3 + 2 + 1 + 1 TC	06/2012	A.P. Moller-Maersk A.S.		$34.0
M/T Amoureux	1+1+1 TC	10/2011	CMTC (7)	50/50(7)	$20.0 (1y)+$24.0 (1y)+$28.0 (1y)
M/T Aias	1+1+1 TC	11/2011	CMTC (7)	50/50(7)	$20.0 (1y)+$24.0 (1y)+$28.0 (1y)
M/T Atlantas (M/T British Ensign)	5+3 BC	04/2006	B.P. Shipping Ltd		$13.5 (3y)
M/T Aktoras (M/T British Envoy)	5+3 BC	07/2006	B.P. Shipping Ltd		$13.5 (3y)
M/V Cape Agamemnon	10 TC	07/2010	COSCO Group		$42.2
M/T Agisilaos	1 TC	09/2012	CMTC	50/50(3)	$13.5
M/T Arionas	1 TC	11/2012	CMTC	50/50(3)	$13.8
M/T Aiolos (M/T British Emissary)	5+3 BC	03/2007	B.P. Shipping Ltd		$15.2 (5y) $13.5 (3y)
M/T Avax	1 TC	05/2012	CMTC	50/50 (3)	$14.0
M/T Axios	1 TC	06/2012	CMTC	50/50 (3)	$14.0
M/T Alkiviadis	1 TC	07/2012	CMTC	50/50 (3)	$13.4
M/T Assos (M/T Insurgentes)	5 BC	04/2009	Arrendadora Ocean Mexicana, S.A. de C.V (5)		$16.8
M/T Atrotos (M/T El Pipila)	5 BC	04/2009	Arrendadora Ocean Mexicana, S.A. de C.V (5)		$16.8
M/T Akeraios	1 TC	07/2012	CMTC	50/50(3)	$14.0
M/T Anemos I	3 TC	09/2010	Petrobras		$14.7
M/T Apostolos	1 TC	9/2012	CMTC	50/50(3)	$14.0
M/T Alexandros II (8) (M/T Overseas Serifos)	10 BC	01/2008	Overseas Shipholding Group Inc. (2)		$13.0
M/T Aristotelis II (8) (M/T Overseas Sifnos)	10 BC	06/2008	Overseas Shipholding Group Inc. (2)		$13.0
M/T Aris II (8) (M/T Overseas Kimolos)	10 BC	08/2008	Overseas Shipholding Group Inc. (2)		$13.0
M/T Agamemnon II	1 TC	01/2012	B.P. Shipping Ltd	50/50(3)	$14.0
M/T Ayrton II	1+1 TC	04/2012	B.P. Shipping Ltd	50/50(3)	$14.0 (1y)+$15 (1y)
M/TAmore Mio II (6)	1 TC	03/2012	BP Shipping		$17.2
M/T Miltiadis M II	2 TC	09/2012	Subtec, S.A. de C.V.		$23.2

Future minimum rental receipts (Table Text Block)

Year ended December 31,	Amount
2013	$95,362
2014	73,347
2015	47,031
2016	19,839
2017	15,403
Thereafter	38,445
Total	$289,427

Basis Presentation General Information Table (Table) (Details)	12 Months Ended
Dec. 31, 2012
M/T Atlantas (M/T British Ensign)
Property Plant And Equipment [Line Items]
DWT	36,760
Date of Incorporation	Sep 16, 2003
Date Acquired by the Partnership	04/04/2007
M/T Assos (M/T Insurgentes)
Property Plant And Equipment [Line Items]
DWT	47,872
Date of Incorporation	Mar 18, 2004
Date Acquired by the Partnership	08/16/2010 04/04/2007
M/T Aktoras (M/T British Envoy)
Property Plant And Equipment [Line Items]
DWT	36,759
Date of Incorporation	Aug 27, 2003
Date Acquired by the Partnership	04/04/2007
M/T Agisilaos
Property Plant And Equipment [Line Items]
DWT	36,760
Date of Incorporation	Oct 10, 2003
Date Acquired by the Partnership	04/04/2007
M/ T Arionas
Property Plant And Equipment [Line Items]
DWT	36,725
Date of Incorporation	Nov 10, 2003
Date Acquired by the Partnership	04/04/2007
M/T Avax
Property Plant And Equipment [Line Items]
DWT	47,834
Date of Incorporation	Feb 10, 2004
Date Acquired by the Partnership	04/04/2007
M/T Aiolos (M/T British Emissary)
Property Plant And Equipment [Line Items]
DWT	36,725
Date of Incorporation	Sep 12, 2003
Date Acquired by the Partnership	04/04/2007
M/T Axios
Property Plant And Equipment [Line Items]
DWT	47,872
Date of Incorporation	Feb 10, 2004
Date Acquired by the Partnership	04/04/2007
M/T Atrotos (M/T El Pipila)
Property Plant And Equipment [Line Items]
DWT	47,786
Date of Incorporation	Feb 11, 2004
Date Acquired by the Partnership	03/01/2010 05/08/2007
M/T Akeraios
Property Plant And Equipment [Line Items]
DWT	47,781
Date of Incorporation	Feb 3, 2004
Date Acquired by the Partnership	07/13/2007
M/T Apostolos
Property Plant And Equipment [Line Items]
DWT	47,782
Date of Incorporation	May 26, 2004
Date Acquired by the Partnership	09/20/2007
M/T Anemos I
Property Plant And Equipment [Line Items]
DWT	47,782
Date of Incorporation	Jul 8, 2004
Date Acquired by the Partnership	09/28/2007
M/T Attikos
Property Plant And Equipment [Line Items]
DWT	12,000
Date of Incorporation	Dec 29, 2003
Date Acquired by the Partnership	09/24/2007
M/T Alexandros II (M/T Overseas Serifos)
Property Plant And Equipment [Line Items]
DWT	51,258
Date of Incorporation	Feb 7, 2006
Date Acquired by the Partnership	01/29/2008
M/T Amore Mio II
Property Plant And Equipment [Line Items]
DWT	159,982
Date of Incorporation	May 29, 2007
Date Acquired by the Partnership	03/27/2008
M/T Aristofanis
Property Plant And Equipment [Line Items]
DWT	12,000
Date of Incorporation	Feb 3, 2004
Date Acquired by the Partnership	04/30/2008
M/T Aristotelis II (M/T Overseas Sifnos)
Property Plant And Equipment [Line Items]
DWT	51,226
Date of Incorporation	Feb 7, 2006
Date Acquired by the Partnership	06/17/2008
M/T Aris II (M/T Overseas Kimolos)
Property Plant And Equipment [Line Items]
DWT	51,218
Date of Incorporation	Jan 24, 2006
Date Acquired by the Partnership	08/20/2008
M/T Agamemnon II
Property Plant And Equipment [Line Items]
DWT	51,238
Date of Incorporation	Jul 14, 2006
Date Acquired by the Partnership	04/07/2009
M/T Ayrton II
Property Plant And Equipment [Line Items]
DWT	51,238
Date of Incorporation	Jul 14, 2006
Date Acquired by the Partnership	04/13/2009
M/T Alkiviadis
Property Plant And Equipment [Line Items]
DWT	36,721
Date of Incorporation	Jun 22, 2004
Date Acquired by the Partnership	06/30/2010
M/V Cape Agamemnon
Property Plant And Equipment [Line Items]
DWT	179,221
Date of Incorporation	Jun 17, 2008
Date Acquired by the Partnership	06/09/2011
M/T Miltiadis MII
Property Plant And Equipment [Line Items]
DWT	162,000
Date of Incorporation	Apr 6, 2006
Date Acquired by the Partnership	09/30/2011
M/T Alexander The Great
Property Plant And Equipment [Line Items]
DWT	297,958
Date of Incorporation	Jan 26, 2010
Date Acquired by the Partnership	09/30/2011
M/T Achilleas
Property Plant And Equipment [Line Items]
DWT	297,863
Date of Incorporation	Jan 26, 2010
Date Acquired by the Partnership	09/30/2011
M/T Amoureux
Property Plant And Equipment [Line Items]
DWT	150,000
Date of Incorporation	Apr 14, 2010
Date Acquired by the Partnership	09/30/2011
M/T Aias
Property Plant And Equipment [Line Items]
DWT	150,000
Date of Incorporation	Apr 14, 2010
Date Acquired by the Partnership	09/30/2011
M/V Agamemnon
Property Plant And Equipment [Line Items]
DWT	103,773
Date of Incorporation	Apr 19, 2012
Date Acquired by the Partnership	12/22/2012
M/V Archimidis
Property Plant And Equipment [Line Items]
DWT	103,773
Date of Incorporation	Apr 19, 2012
Date Acquired by the Partnership	12/22/2012

Basis Presentation General Information Supplementary (Tables) (Details)	12 Months Ended
Dec. 31, 2012
Capital Product Operating GP LLC
Subsidiary Of Limited Liability Company Or Limited Partnership [Line Items]
Date of Incorporation	Jan 16, 2007
Crude Carriers Corp.(6)
Subsidiary Of Limited Liability Company Or Limited Partnership [Line Items]
Date of Incorporation	Oct 29, 2009
Date Acquired by the Partnership	30/09/2011
Crude Carriers Operating Corp. (6)
Subsidiary Of Limited Liability Company Or Limited Partnership [Line Items]
Date of Incorporation	Jan 21, 2010
Date Acquired by the Partnership	30/09/2011
Miltiadis M II Corp.
Subsidiary Of Limited Liability Company Or Limited Partnership [Line Items]
Date of Incorporation	Aug 28, 2012

Basis of Presentation and General Information - Additional Information (Details)	Dec. 31, 2012
Property Plant And Equipment [Line Items]
Number of vessels	25
Suezmax Crude Oil Tankers
Property Plant And Equipment [Line Items]
Number of vessels	4
Medium Range Tankers
Property Plant And Equipment [Line Items]
Number of vessels	18
Postpanamax Container Carrier Vessels
Property Plant And Equipment [Line Items]
Number of vessels	2
Capesize Bulk Carrier
Property Plant And Equipment [Line Items]
Number of vessels	1

Significant Accounting Policies - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted cash	10,500	6,750
Allowance for doubtful accounts	54
Scrap value per light weight ton (LWT)	$0.2
Vessels useful life	25 years 0 months 0 days
CMTC
Major customer revenue percentage	45.00%	24.00%
British Petroleum Shipping Limited
Major customer revenue percentage	23.00%	32.00%	49.00%
OSG
Major customer revenue percentage		11.00%	11.00%
Morgan Stanley Capital Group Inc
Major customer revenue percentage			11.00%

Acquisition of Agamemnon Container Carrier Corp (M/V Agamemnon) - Purchase Price Allocation (Table) (Details) (Agamemnon Container Carrier Corp, USD $) In Thousands, unless otherwise specified	Dec. 22, 2012
Agamemnon Container Carrier Corp
Business Acquisition [Line Items]
Vessel	$ 68,000
Above market acquired time charter	2,250
Identifiable assets	70,250
Purchase price	$ (70,250)

Acquisition of Agamemnon Container Carrier Corp (M/V Agamemnon) - Pro Forma Financial Information (Table) (Details) (Agamemnon Container Carrier Corp, USD $)
In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Agamemnon Container Carrier Corp
Business Acquisition [Line Items]
Total revenues	$ 154,227	$ 137,065
Partnership's net income	2,210	72,508
Partnership's net income available to preferred unit holders	10,809	0
General Partner's interest in Partnership's net (loss) / income	(172)	1,450
Common unit holders interest in Partnership's net (loss) / income	$ (8,427)	$ 71,058
Pro-forma weighted average of Partnership's common units outstanding	68,256,072	47,138,336
Net (loss) / income per common unit (basic and diluted)	$ (0.12)	$ 1.51

Acquisition of Agamemnon Container Carrier Corp (M/V Agamemnon) - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended					0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 22, 2012 Achilleas Carriers Corp	Dec. 31, 2012 Achilleas Carriers Corp	Dec. 31, 2012 Agamemnon Container Carrier Corp	Dec. 31, 2012 Agamemnon Container Carrier Corp	Dec. 22, 2012 Agamemnon Container Carrier Corp
Business Acquisition [Line Items]
Fair value of assets exchanged				$ 68,875
Cash consideration for acquisition of vessel								1,375
Duration of above market acquired time charter						2 years 6 months 30 days
WACC used for calculation of above market acquired time charter							11.00%
Acquisition related costs								5
Charter Revenues	84,012	98,517	113,562			318
Net (loss) / income	(21,189)	87,120	18,919			185
Vessel impairment (Notes 3, 5)	$ 43,178	$ 0	$ 0		$ 21,614

Acquisition of Archimidis Container Carrier Corp (M/V Archimidis) - Purchase Price Allocation (Table) (Details) (Archimidis Container Carrier Corp, USD $) In Thousands, unless otherwise specified	Dec. 22, 2012
Archimidis Container Carrier Corp
Business Acquisition [Line Items]
Vessel	$ 65,000
Above market acquired time charter	2,250
Identifiable assets	67,250
Purchase price	$ (67,250)

Acquisition of Archimidis Container Carrier Corp (M/V Archimidis) - Pro Forma Financial Information (Table) (Details) (Archimidis Container Carrier Corp, USD $)
In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Archimidis Container Carrier Corp
Business Acquisition [Line Items]
Total revenues	$ 155,011	$ 139,890
Partnership's net income	2,746	72,813
Partnership's net income available to preferred unit holders	10,809	0
General Partner's interest in Partnership's net (loss) / income	(161)	1,456
Common unit holders interest in Partnership's net (loss) / income	$ (7,902)	$ 71,357
Pro-forma weighted average of Partnership's common units outstanding	68,256,072	47,138,336
Net (loss) / income per common unit (basic and diluted)	$ (0.12)	$ 1.51

Acquisition of Archimidis Container Carrier Corp (M/V Archimidis) - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended					0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 22, 2012 Alexander the Great Carriers Corp	Dec. 31, 2012 Alexander the Great Carriers Corp	Dec. 31, 2012 Archimidis Container Carrier Corp	Dec. 31, 2012 Archimidis Container Carrier Corp	Dec. 22, 2012 Archimidis Container Carrier Corp
Business Acquisition [Line Items]
Fair value of assets exchanged				$ 68,875
Cash consideration received for acquisition of vessel								1,625
Acquisition related costs								5
Duration of above market acquired time charter						2 years 11 months 18 days
WACC used for calculation of above market acquired time charter							11.00%
Charter Revenues	84,012	98,517	113,562			321
Net (loss) / income	(21,189)	87,120	18,919			178
Vessel impairment (Notes 3, 5)	$ 43,178	$ 0	$ 0		$ 21,564

Acquisition of Patroklos (M/V Cape Agamemnon) - Purchase Price Allocation (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			5 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 09, 2011 Patroklos Marine Corporation
Business Acquisition [Line Items]
Vessel				$ 51,500
Above market acquired time charter				48,551
Identifiable assets				100,051
Purchase price				(83,525)
Gain from bargain purchase	$ 0	$ 82,453	$ 0	$ 16,526

Acquisition of Patroklos (M/V Cape Agamemnon) - Pro Forma Financial Information (Table) (Details) (Patroklos Marine Corporation, USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Patroklos Marine Corporation
Business Acquisition [Line Items]
Total revenues	$ 134,473	$ 128,671
Partnership's net income	72,807	35,819
General Partner's interest in Partnership's net income	1,456	716
Limited Partners' interest in Partnership's net income	$ 71,351	$ 35,103
Pro-forma weighted average of Partnership's common units outstanding	50,314,281	35,491,287
Net income per common unit (basic and diluted)	$ 1.39	$ 0.98

Acquisition of Patroklos (M/V Cape Agamemnon) - Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended					1 Months Ended	12 Months Ended		12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2011	Jun. 09, 2011	Jun. 30, 2011 Patroklos Marine Corporation	Dec. 31, 2011 Patroklos Marine Corporation	Jun. 09, 2011 Patroklos Marine Corporation	Dec. 31, 2011 Patroklos Marine Corporation - Cash	Dec. 31, 2011 Patroklos Marine Corporation - Credit Facility Utilized	Jun. 09, 2011 Capital Maritime And Trading Corp	Dec. 31, 2011 Capital General Partners	Jun. 30, 2011 Partnership Units	Sep. 30, 2011 Partnership General Partner	Jun. 09, 2011 Partnership General Partner	Jun. 09, 2011 Capital Product Partners LP
Business Acquisition [Line Items]
Duration of above market acquired time charter						9 years 0 months 22 days
WACC used for calculation of above market acquired time charter							11.00%
Business acquisition financing	$ 1,614	$ 27,003	$ 99,842						$ 1,470	$ 25,000
Acquisition related costs								409
Common unit price					$ 8.2
Common unit price				$ 10.35
Number of common units issued											6,958,000
Number of common units issued													142,000
Conversion of common units to general partner units														499,346	142,000
Proceeds from conversion to general partner units																1,470
Interest of CGP in the partnership												2.00%
Charter Revenues	84,012	98,517	113,562				5,305
Net (loss) / income	$ (21,189)	$ 87,120	$ 18,919				$ 2,899

Acquisition of Crude - Purchase Price Allocation (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			9 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011 Crude Carriers Corp
Business Acquisition [Line Items]
Current assets				$ 30,300
Vessel				351,750
Total liabilities				(159,059)
Net assets acquired and liabilities assumed				222,991
Purchase price				(157,064)
Gain from bargain purchase	$ 0	$ 82,453	$ 0	$ 65,927

Acquisition of Crude Pro Forma Financial Information (Table) (Details) (Crude Carriers Corp, USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Crude Carriers Corp
Business Acquisition [Line Items]
Total revenues	$ 167,897	$ 180,474
Partnership's net income	18,274	89,613
General Partner's interest in Partnership's net income	365	1,792
Limited Partners' interest in Partnership's net income	$ 17,909	$ 87,821
Pro-forma weighted average of Partnership's common units outstanding	65,472,309	52,069,715
Net income per common unit (basic and diluted)	$ 0.27	$ 1.67

Acquisition of Crude - Additional Information (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended						3 Months Ended		9 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2011	Jun. 09, 2011	Sep. 30, 2011 Units issued to Crude Carriers Corp shareholders	Dec. 31, 2011 Crude Carriers Corp	Sep. 30, 2011 Crude Carriers Corp	Sep. 30, 2011 Acquisition Of Crude Carriers Corp By Partnership Crude Employee Equity Incentive Plan	Jun. 30, 2011 Partnership Units	Sep. 30, 2011 Partnership General Partner	Jun. 09, 2011 Partnership General Partner	Dec. 31, 2011 Capital General Partners
Business Acquisition [Line Items]
Purchase price consideration for the acquisition of Crude Carriers Corp - units issued to Crude Carriers Corp shareholders						$ 155,559		$ 157,064
Common units issued						24,344,176				142,000
Shares exchange ratio								1.56
Purchase price consideration of Crude Carriers Corp - fair value attributable to precombination services of Crude Carriers Corp Equity Incentive plan									1,505
Number of Crude Carriers' Corp incentive plan shares									399,400
Number of Partnership units after the conversion of Crude Carriers' Corp incentive plan shares									623,064
Number of general partner units converted											499,346	142,000
Interest of CGP in the partnership													2.00%
Acquisition related costs								4,225
Common unit price					$ 8.2			$ 6.39
Common unit price used to determine the exchange ratio of the unit for share transaction				$ 10.35				$ 11.27
Charter Revenues	84,012	98,517	113,562				13,327
Net (loss) / income	$ (21,189)	$ 87,120	$ 18,919				$ 1,399

Transactions with Related Parties - Consolidated Balance Sheets (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Liabilities:
Due to related parties	$ 17,447	$ 10,572
Deferred revenue - current (f)	10,302	7,739
Manager - payments on behalf of the Partnership (a)
Liabilities:
Due to related parties	15,957	8,138
Management fee payable to CSM (b)
Liabilities:
Due to related parties	1,490	2,434
Capital Maritime And Trading Corp
Liabilities:
Deferred revenue - current (f)	4,637	4,225
Total liabilities	$ 22,084	$ 14,797

Transactions with Related Parties - Consolidated Statements of Comprehensive (Loss) Income (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Revenues (c)	$ 69,938	$ 31,799	$ 11,030
Vessel operating expenses	23,634	30,516	30,261
Voyage expenses	554	165	0
General and administrative expenses (d)	9,159	10,609	3,506
Interest expense and finance cost (e)	26,658	33,820	33,259
Capital Ship Management Corp
Related Party Transaction [Line Items]
General and administrative expenses (d)	3,092	1,630	1,103
Interest expense and finance cost (e)	$ 0	$ 0	$ 210

Transactions with Related Parties - Charter Revenues (Table) (Details)	12 Months Ended															1 Months Ended	12 Months Ended
	Dec. 31, 2013 M/T Agisilaos	Dec. 31, 2012 M/T Agisilaos	Dec. 31, 2011 M/T Agisilaos	Dec. 31, 2011 M/T Agisilaos	Dec. 31, 2013 M/T Arionas	Dec. 31, 2012 M/T Arionas	Dec. 31, 2011 M/T Arionas	Dec. 31, 2013 M/T Axios	Dec. 31, 2011 M/T Axios	Dec. 31, 2013 M/T Alkiviadis	Dec. 31, 2012 M/T Alkiviadis	Dec. 31, 2012 M/T Amore Mio II	Dec. 31, 2011 M/T Amore Mio II	Dec. 31, 2013 M/T Avax	Dec. 31, 2012 M/T Avax	Jan. 31, 2013 M/T Akeraios	Dec. 31, 2012 M/T Akeraios	Dec. 31, 2013 M/T Apostolos	Dec. 31, 2012 M/T Miltiadis M II	Dec. 31, 2012 M/T Alexander The Great	Dec. 31, 2013 M/T Amoureux	Dec. 31, 2013 M/T Aias	Dec. 31, 2012 M/T Achilleas
Related Party Transaction [Line Items]
Time charter (TC) in years	1 TC	1 TC	1TC	0.42 TC	1 TC	1 TC	1 TC	1TC	1TC	1 TC	2TC	0.9 to 1.2TC	1 TC	1 TC	1 TC	1 TC	1 TC	1 TC	1 TC	1 TC	1+1+1 TC	1+1+1 TC	1 TC
Commencement of charter	09/2012	08/2011	03/2010	03/2011	11/2012	10/2011	10/2010	06/2012	02/2010	07/2012	06/2010	12/2011	01/2011	05/2012	05/2011	07/2012	07/2011	09/2012	03/2012	11/2011	10/2011	11/2011	01/2012
Termination or earliest expected redelivery	08/2013	09/2012	03/2011	08/2011	10/2013	11/2012	10/2011	05/2013	03/2011	06/2013	06/2012	03/2012	12/2011	04/2013	05/2012	06/2013	07/2012	08/2013	09/2012	12/2012	11/2013	11/2013	12/2012
Gross daily hire rate	$13.5	$13.5	$12.0	$13.0	$13.8	$13.8	$12.0	$14.0	$12.8	$13.4	$13.0	$18.25	$25.3	$14.0	$14.0	$14.0	$14.0	$14.0	$18.3	$28.0	$20.0+$24.0+$28.0	$20.0+$24.0+$28.0	$28.0
Net daily hire rate	$13.3	$13.3	$11.9	$12.8	$13.6	$13.6	$11.9	$13.8	$12.6	$13.2	$12.8	$18.0	$25.0	$13.8	$13.8	$13.8	$13.8	$13.8	$18.0	$27.7	$19.8+$23.7+$27.7	$19.8+$23.7+$27.7	$27.7

Transactions with Related Parties - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Capital Ship Management Corp	Dec. 31, 2011 Capital Ship Management Corp	Dec. 31, 2010 Capital Ship Management Corp	Dec. 31, 2011 M/T Attikos - Claim Proceeds	Mar. 18, 2012 Capital Product Partners LP Initial Fee Payable	Dec. 31, 2012 Capital Product Partners LP Adjusted Fee Payable
Related Party Transaction [Line Items]
Sales and purchase fee	1.00%
Commercial service fee	1.25%
Management agreement termination fees					$ 9,000	$ 9,500
Additional fees related to unforeseen events	$ 1,850	$ 1,237	$ 1,966	$ 710

Vessels, net (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Vessels (Abstract)
Vessels carrying amount as at beginning of period	$ 1,073,986	$ 707,339
Acquisitions and improvements	133,105	403,861
Depreciation	(48,235)	(37,214)	(31,464)
Disposals	(156,128)
Impairment of vessels	(43,178)	0	0
Vessels carrying amount as at end of period	$ 959,550	$ 1,073,986	$ 707,339

Vessels, net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended									12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 M/T Attikos	Dec. 31, 2012 M/T Aristofanis	Jun. 09, 2011 Patroklos Marine Corp	Sep. 30, 2011 Crude Carrier Corps Vessel Owning Companies	Dec. 22, 2012 M/V Agamemnon	Dec. 22, 2012 M/V Archimidis	Dec. 22, 2012 M/T Achilleas and M/T Alexander the Great
Property Plant And Equipment [Line Items]
Fair value of vessels acquired						$ 51,500	$ 351,750	$ 68,000	$ 65,000	$ 137,750
Vessels' impairment charge	43,178	0	0							43,178
Date of vessel sale				Feb 14, 2012	Apr 4, 2012
DWT				12,000	12,000
Year built				2005	2005
Net proceeds from sale of vessel	21,299	0	0	9,807	9,867
Gain on sale of vessel	1,296	0	0	943	353
Vessel carrying value	959,550	1,073,986	707,339	8,864	9,514					180,928
Vessel improvements costs capitalized	105	611
Consideration for acquisition of Patroklos						$ 83,525

Above market acquired charters - Carrying Value (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended								12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 M/V Cape Agamemnon	Dec. 31, 2011 M/V Cape Agamemnon	Dec. 31, 2012 M/T Assos	Dec. 31, 2011 M/T Assos	Aug. 16, 2010 M/T Assos	Dec. 31, 2012 M/V Agamemnon	Dec. 31, 2011 M/V Agamemnon	Dec. 31, 2012 M/V Archimidis	Dec. 31, 2011 M/V Archimidis
Acquired Finite Lived Intangible Assets [Line Items]
Carrying amount, beginning of period	$ 51,124	$ 8,062		$ 45,543	$ 0	$ 5,581	$ 8,062	$ 9,000	$ 0	$ 0	$ 0	$ 0
Acquisitions	4,500	48,551		0	48,551	0	0		2,250	0	2,250	0
Amortization	(7,904)	(5,489)	(938)	(5,372)	(3,008)	(2,488)	(2,481)		(23)	0	(21)	0
Carrying amount, end of period	$ 47,720	$ 51,124	$ 8,062	$ 40,171	$ 45,543	$ 3,093	$ 5,581	$ 9,000	$ 2,227	$ 0	$ 2,229	$ 0

Above market acquired charters - Amortization Schedule (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 16, 2010
For the twelve months period ended December 31,
2013	$ 9,498
2014	7,629
2015	6,493
2016	5,372
2017	5,357
Thereafter	13,371
Total	47,720	51,124	8,062
M/V Cape Agamemnon
For the twelve months period ended December 31,
2013	5,357
2014	5,357
2015	5,357
2016	5,372
2017	5,357
Thereafter	13,371
Total	40,171	45,543	0
M/T Assos
For the twelve months period ended December 31,
2013	2,481
2014	612
2015	0
2016	0
2017	0
Thereafter	0
Total	3,093	5,581	8,062	9,000
M/V Agamemnon
For the twelve months period ended December 31,
2013	863
2014	863
2015	501
2016	0
2017	0
Thereafter	0
Total	2,227	0	0
M/V Archimidis
For the twelve months period ended December 31,
2013	797
2014	797
2015	635
2016	0
2017	0
Thereafter	0
Total	$ 2,229	$ 0	$ 0

Long Term Debt - Total Debt (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Total debt	$ 458,365	$ 633,580
Less: Current portion	0	18,325
Long-term portion	458,365	615,255
Issued In April,2007 maturing In June,2017 Capital Product Partners L.P. Bank Loan
Debt Instrument [Line Items]
Total debt	250,850	366,500
Margin	2.00%
Issued In March,2008 maturing In March,2018 Capital Product Partners L.P. Bank Loan
Debt Instrument [Line Items]
Total debt	188,515	242,080
Margin	3.00%
Issued In June,2011 maturing In March,2018 Capital Product Partners L.P. Bank Loan
Debt Instrument [Line Items]
Total debt	$ 19,000	$ 25,000
Margin	3.25%

Long-Term Debt - Credit Facilities (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
M/T Akeraios - $370,000 Credit Facility (i)
Debt Instrument [Line Items]
Line Of Credit Facility Amount Outstanding	$ 46,850
Amount drawn down date	Jul 13, 2007
M/T Apostolos - $370,000 Credit Facility (i)
Debt Instrument [Line Items]
Line Of Credit Facility Amount Outstanding	56,000
Amount drawn down date	Sep 20, 2007
M/T Anemos I - $370,000 Credit Facility (i)
Debt Instrument [Line Items]
Line Of Credit Facility Amount Outstanding	56,000
Amount drawn down date	Sep 28, 2007
M/T Alexandros II - $370,000 Credit Facility (i)
Debt Instrument [Line Items]
Line Of Credit Facility Amount Outstanding	48,000
Amount drawn down date	Jan 29, 2008
M/T Amore Mio II - $350,000 Credit Facility (ii)
Debt Instrument [Line Items]
Line Of Credit Facility Amount Outstanding	46,000
Amount drawn down date	Mar 27, 2008
M/T Aristofanis - $350,000 Credit Facility (ii)
Debt Instrument [Line Items]
Line Of Credit Facility Amount Outstanding	11,500
Amount drawn down date	Apr 30, 2008
M/T Aristotelis II - $370,000 Credit Facility (i)
Debt Instrument [Line Items]
Line Of Credit Facility Amount Outstanding	20,000
Amount drawn down date	Jun 17, 2008
M/T Aris II - $370,000 Credit Facility (i)
Debt Instrument [Line Items]
Line Of Credit Facility Amount Outstanding	24,000
Amount drawn down date	Aug 20, 2008
M/T Aris II - $350,000 Credit Facility (ii)
Debt Instrument [Line Items]
Line Of Credit Facility Amount Outstanding	1,584
Amount drawn down date	Aug 20, 2008
M/V Cape Agamemnon - $25,000 Credit Facility (iii)
Debt Instrument [Line Items]
Line Of Credit Facility Amount Outstanding	19,000
Amount drawn down date	Jun 9, 2011
Crude Carriers Corp. and its subsidiaries, M/V Agamemnon and M/V Archimidis - $350,000 Credit Facility (ii)
Debt Instrument [Line Items]
Line Of Credit Facility Amount Outstanding	129,431
Amount drawn down date	Sep 30, 2011
$370,000 Credit Facility (i)
Debt Instrument [Line Items]
Line Of Credit Facility Amount Outstanding	250,850
$350,000 Credit Facility (ii)
Debt Instrument [Line Items]
Line Of Credit Facility Amount Outstanding	188,515
$25,000 Credit Facility (iii)
Debt Instrument [Line Items]
Line Of Credit Facility Amount Outstanding	$ 19,000

Long Term Debt - Annual Loan Payments (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
2016	$ 87,319
2017	234,369
Thereafter	136,677
Total	458,365	615,255
$370,000 Credit Facility (i)
Debt Instrument [Line Items]
2016	51,900
2017	198,950
Total	250,850
$350,000 Credit Facility (ii)
Debt Instrument [Line Items]
2016	31,419
2017	31,419
Thereafter	125,677
Total	188,515
$25,000 Credit Facility (iii)
Debt Instrument [Line Items]
2016	4,000
2017	4,000
Thereafter	11,000
Total	$ 19,000

Long-Term Debt - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			2 Months Ended	1 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended	5 Months Ended		5 Months Ended		0 Months Ended	5 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 04, 2012 $370,000 Credit Facility (i)	Feb. 15, 2012 $370,000 Credit Facility (i)	Dec. 31, 2012 $370,000 Credit Facility (i)	May 23, 2012 $350,000 Credit Facility (ii)	Dec. 31, 2012 $350,000 Credit Facility (ii)	May 23, 2012 $25,000 Credit Facility (iii)	Dec. 31, 2012 $25,000 Credit Facility (iii)	May 23, 2012 All three Credit Facilities	May 23, 2012 $370,000 Term Loan	Jun. 06, 2012 Repayment of Debt	May 23, 2012 Repayment of Debt - Cash used from Cash and Cash Equivalents	Dec. 31, 2012 Long-Term Debt	Dec. 31, 2011 Long-Term Debt	Dec. 31, 2010 Long-Term Debt
Debt Instrument [Line Items]
Repayment of credit facility	$ 175,215	$ 134,580	$ 0	$ 10,500	$ 10,000			$ 5,149			$ 149,566			$ 13,147
Refinancing of Crude's outstanding debt using $350,000 credit facility		134,580
Line of credit facility, maximum borrowing capacity						370,000		350,000		25,000
Line of credit facility amount drawn down		25,000
Repayment of debt - Net proceeds from issuance of preferred units	136,419		103,602										136,419
Debt's original amount						370,000
Cancellation of undrawn tranche							52,500
Number of installments							9		9			6
Quarterly periodic repayments							7,855		1,000			12,975
Weighted average interest rate															3.11%	5.28%
Credit facility amount not drawn down								55,420
Interest expense on long term debt	$ 26,658	$ 33,820	$ 33,259												$ 25,788	$ 32,216	$ 31,634
Debt Instrument Covenant Description	The Partnership's credit facilities contain customary ship finance covenants, including restrictions as to: changes in management and ownership of the mortgaged vessels, the incurrence of additional indebtedness, the mortgaging of vessels, the ratio of EBITDA to Net Interest Expenses shall be no less than 2:1, minimum cash requirement of $500 per vessel of which 50% may be constituted by undrawn commitments under the revolving facility, as well as the ratio of net Total Indebtedness to the aggregate Market Value of the total fleet shall not exceed 0.725:1. The credit facilities also contain the collateral maintenance requirement in which the aggregate average fair market value, of the collateral vessels shall be no less than 125% of the aggregate outstanding amount under these facilities. Also the vessel-owning companies may pay dividends or make distributions when no event of default has occurred and the payment of such dividend or distribution has not resulted in a breach of any of the financial covenants. As of December 31, 2012 and 2011 the Partnership was in compliance with all financial debt covenants. The credit facilities have a general assignment of the earnings, insurances and requisition compensation of the respective vessel or vessels. Each also requires additional security, including: pledge and charge on current account; corporate guarantee from each of the twenty-five vessel-owning companies, and mortgage interest insurance. The Partnership's credit facilities contain a ''Market Disruption Clause'' where the lenders, at their discretion, may impose additional interest margin if their borrowing rate exceeds effective interest rate (LIBOR) stated in the loan agreement with the Partnership. For the years ended December 31, 2012, 2011 and 2010 the Partnership incurred an additional interest expense in the amount of $373, $1,290 and $1,468 respectively due to the ''Market Disruption Clause''.

Derivative Instruments - Fair Value (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Short-term liabilities	$ 467	$ 8,255
Long-term liabilities	0	4,422
Total	467	12,677
Interest Rate Swaps
Derivative [Line Items]
Short-term liabilities	467	8,255
Long-term liabilities	0	4,422
Total	$ 467	$ 12,677

Derivative Instruments - Balance Sheet Location (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives Fair Value [Line Items]
Derivative instruments long-term liabilities.	$ 0	$ 4,422
Derivative instruments short-term liabilities	467	8,255
Total Derivative Liabilities	467	12,677
Derivatives designated as hedging instruments - effective hedges
Derivatives Fair Value [Line Items]
Derivative instruments long-term liabilities.	0	4,422
Derivative instruments short-term liabilities	100	839
Total derivatives not designated as hedging instruments - ineffective hedges
Derivatives Fair Value [Line Items]
Derivative instruments short-term liabilities	$ 367	$ 7,416

Derivative Instruments - Effective Portion (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amount of Gain (Loss) Recognized in OCI on Derivative (Effective Portion)	$ 10,762	$ 17,518	$ 4,426
Amount of Gain/ (Loss) recognized in the consolidated statements of comprehensive (loss)/ income	1,448	2,310	0
Interest rate swaps
Amount of Gain (Loss) Recognized in OCI on Derivative (Effective Portion)	(1,903)	(4,234)	(17,159)
Interest expense and finance cost
Amount of Gain (Loss) Recognized in OCI on Derivative (Effective Portion)	10,762	17,518	4,426
Amount of Loss Reclassified from OCI into consolidated statements of comprehensive (loss) / income (Effective Portion)	(12,665)	(21,752)	(21,585)
Gain on interest rate swap agreement
Amount of Gain/ (Loss) recognized in the consolidated statements of comprehensive (loss)/ income	$ 1,448	$ 2,310	$ 0

Derivative Instruments - Fair Value Measured on Recurring Basis (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives Fair Value [Line Items]
Derivatives	$ (467)	$ (12,677)
Quoted Prices in Active Markets for Identical Assets (Level 1)
Derivatives Fair Value [Line Items]
Derivatives	0	0
Significant Other Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Derivatives	(467)	(12,677)
Significant Unobservable Inputs (Level 3)
Derivatives Fair Value [Line Items]
Derivatives	$ 0	$ 0

Derivative Instruments - Fair Market Value of Hedging / Non hedging Derivatives (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Derivative 1	Dec. 31, 2012 Derivative 2	Dec. 31, 2012 Derivative 3	Dec. 31, 2012 Total derivative instruments fair value
Bank			HSH Nordbank	HSH Nordbank	HSH Nordbank
Currency			USD	USD	USD
Notional amount			$ 11,500	$ 1,584	$ 46,000
Fixed rate			3.90%	4.10%	3.53%
Trade date			Apr 24, 2008	Aug 14, 2008	Mar 25, 2008
Value date			Apr 30, 2008	Aug 20, 2008	Mar 27, 2008
Maturity date			Mar 28, 2013	Mar 28, 2013	Mar 27, 2013
Fair market value	$ 467	$ 8,255	$ 100	$ 14	$ 353	$ 367

Derivative Instruments - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	5 Months Ended	12 Months Ended
	Mar. 31, 2012	May 23, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 $370,000 Credit Facility	Jun. 29, 2012 $370,000 Credit Facility	Dec. 31, 2012 $350,000 Credit Facility	Dec. 31, 2012 Interest Rate Swap
Debt Instrument [Line Items]
Number of Interest rate swaps			14
Number of Partnership's interest rate swaps expired							9
Number of interest rate swap agreements terminated						1		1
Number of interest rate swap agreements partially terminated								1
Interest rate swaps amount held									$ 59,084
Amount of swap agreement termination			20,500
Number of swap agreements remaining			3
Interest rate swap not qualifying as cashflow hedge, amount to be amortized from OCL to Partnership' s Consolidated Statements of Comprehensive (Loss) / Income	1,400	50
Amortization of gain/loss included in Accumulated OCI due to ineffectiveness			1,087
Change of the fair value of certain swap agreements			$ 1,448	$ 2,310	$ 0

Accrued Liabilities (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued Liabilities (Abstract)
Accrued loan interest and loan fees	$ 62	$ 114
Accrued Operating Expenses	1,311	834
Accrued voyage expenses and commissions	909	848
Accrued General And Administartive Expenses	499	490
Total	$ 2,781	$ 2,286

Voyage Expenses And Vessel Operating Expenses (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Vessel operating expenses:
Crew costs and related costs	$ 13,230	$ 2,963	$ 551
Insurance expense	2,830	784	69
Spares, repairs, maintenance and other expenses	2,231	390	269
Stores and lubricants	3,115	651	112
Management fees	21,784	29,279	28,294
Vetting, insurances, spares and repairs (Note 4)	1,850	1,237	1,966
Other operating expenses	720	161	34
Total	45,760	35,465	31,295
Voyage Expenses:
Commissions	1,752	1,844	1,279
Bunkers	3,921	8,400	4,295
Port expenses	0	1,390	1,412
Other	(5)	96	23
Total	$ 5,668	$ 11,730	$ 7,009

Cash Flow - Crude's Net Assets (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011 Crude Carrier Corp Net Assets Not Included In Cash Flow
Cash Flow Information [Line Items]
Trade receivables	$ 2,346	$ 3,415		$ 8,321
Prepayments and other assets	1,259	1,496		629
Inventories	2,333	4,010		9,503
Vessels	959,550	1,073,986	707,339	351,750
Total assets	1,070,128	1,196,289		370,203
Trade accounts payable	4,776	8,460		12,497
Due to related parties	17,447	10,572		10,457
Accrued liabilities	2,781	2,286		1,525
Long Term Debt	458,365	633,580		134,580
Total liabilities	496,300	678,963		159,059
Total Net Assets				$ 211,144

Cash Flow - Net Liabilities Assumed by CMTC (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010 Vessel Owning Entities Acquired By Cmtc Net Liabilities Not Included In Cash Flow
Cash Flow Information [Line Items]
Trade receivables	$ 2,346	$ 3,415	$ 1,629
Due from related parties			13,357
Prepayments and other assets	1,259	1,496	76
Inventories	2,333	4,010	146
Deferred charges	2,021	2,138	65
Total assets	1,070,128	1,196,289	15,273
Trade accounts payable	4,776	8,460	401
Accrued liabilities	2,781	2,286	332
Borrowings	458,365	633,580	46,384
Total liabilities	496,300	678,963	47,117
Net liabilities assumed by CMTC upon contribution to the Partnership			$ 31,844

Partners' Capital - Partnership Units (Table) (Details)	Dec. 31, 2012	Dec. 31, 2011
Partners' Capital (Abstract)
Common units	69,372,077	69,372,077
General partner units	1,415,757	1,415,757
Preferred units	15,555,554	0
Total partnership units	86,343,388	70,787,834

Partners' Capital Stockholders' Equity and Distributions - Distributions Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010
Partners' Capital (Abstract)
May 23 And June 6 2012 Preferred Units Agreement Conversion Terms	Commencing on May 23, 2015, in the event the 30-day volume-weighted average trading price (''VWAP'') and the daily VWAP of the Common Units on the National Securities Exchange on which the Common Units are listed or admitted to trading exceeds 130% of the then applicable Conversion Price for at least 20 Trading Days out of the 30 consecutive Trading Day period used to calculate the 30-day VWAP (the ''Partnership Mandatory Conversion Event'') the Partnership (acting pursuant to direction and approval of the Conflicts Committee (following consultation with the full Board of Directors), shall have the right to convert the Class B Convertible Preferred Units then outstanding in whole or in part into Common Units at the then-applicable Conversion Ratio. The holders of the outstanding Class B Convertible Preferred Units as of an applicable record date shall be entitled to receive, when, as and if authorized by the Partnership's board of directors or any duly authorized committee, out of legally available funds for such purpose, (a) first, the minimum quarterly Class B Convertible Preferred Unit Distribution Rate on each Class B Convertible Preferred Unit and (b) second, any cumulative Class B Convertible Preferred Unit Arrearage then outstanding, prior to any other distributions made in respect of any other Partnership Interests pursuant to this Agreement in cash. The minimum quarterly Class B Convertible Preferred Unit Distribution Rate shall be payable quarterly which is generally expected to be February 10, May 10, August 10 and November 10, or, if any such date is not a business day, the next succeeding business day.
Net proceeds from insuance of preferred units	$ 136,419	$ 103,602
Conversion price of the Preferred units	$ 9
Conversion rate of the Preferred units	1
Initial distribution to preferred unit holders	$ 0.26736
Minimum distribution to preferred unit holders	$ 0.21375
Annual distribution rate for preferred unit holders	9.50%

Partners Capital Stockholders Equity and Distributions - Equity Offerings Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended												1 Months Ended				1 Months Ended						12 Months Ended
	Aug. 31, 2010	Feb. 28, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011 Units Issued To Crude Carriers Corp Shareholders	Sep. 30, 2011 Capital Maritime And Trading Corp Common Units	Sep. 30, 2011 Partnership General Partner	Jun. 09, 2011 Partnership General Partner	Jun. 09, 2011 Capital Maritime And Trading Corp	Jun. 30, 2011 Partnership Units	Jun. 09, 2011 Capital Product Partners LP	Aug. 31, 2010 Capital Product Partners LP	Feb. 28, 2010 Capital Product Partners LP	Aug. 31, 2010 Capital Maritime and Trading Corp contribution 1	Feb. 28, 2010 Capital Maritime and Trading Corp contribution 1	Aug. 31, 2010 Partnership General Partner Contribution 1	Feb. 28, 2010 Partnership General Partner Contribution 1	Aug. 31, 2010 Underwriters Exercise of Overallotment Options	Mar. 31, 2010 Underwriters Exercise of Overallotment Options	Aug. 31, 2010 Capital Maritime and Trading Corp contribution 2	Mar. 31, 2010 Capital Maritime and Trading Corp contribution 2	Aug. 31, 2010 Partnership General Partner Contribution 2	Mar. 31, 2010 Partnership General Partner Contribution 2	Dec. 31, 2011 Capital General Partners
Business Acquisition [Line Items]
Equity offering						24,967,240					142,000		5,500,000	5,800,000					552,254	481,578
Number of common units converted			69,372,077	69,372,077			499,346
Conversion of common units to general partner units								499,346	142,000
Number of common units issued										6,958,000
Proceeds from conversion to general partner units												$ 1,470
Net proceeds from equity offering	45,460	48,886																	4,540	4,055
Issuance of general partner units			136,419		103,602										969	1,048					97	87
Contribution by Capital Maritime And Trading Corp for the acquisition of General Partners units																	112,245	118,367					11,270	9,828
Interest of CGP in the partnership																									2.00%
Dividends declared and paid			$ 73,316	$ 45,116	$ 33,665

Omnibus Incentive Compensation Plan (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Employee equity compensation
Units
Unvested, beginning of period	536,666
Vested	198,531
Unvested, end of period	338,135
Grant-date fair value
Unvested, beginning of period	$ 3,985
Vested	1,464
Unvested, end of period	2,521
Non-Employee equity compensation
Units
Unvested, beginning of period	650,464
Vested	0
Unvested, end of period	650,464
Grant-date fair value
Unvested, beginning of period	4,736
Vested	0
Unvested, end of period	$ 4,736

Omnibus Incentive Compensation Plan - Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended						8 Months Ended	12 Months Ended	8 Months Ended		2 Months Ended	12 Months Ended				9 Months Ended	12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Partnerships Omnibus Incentive Compensation Plan	Jul. 22, 2010 Partnerships Omnibus Incentive Compensation Plan	Apr. 29, 2008 Partnerships Omnibus Incentive Compensation Plan	Aug. 25, 2010 Partnerships Omnibus Incentive Compensation Plan Employees	Dec. 31, 2012 Partnerships Omnibus Incentive Compensation Plan Employees	Aug. 31, 2010 Partnerships Omnibus Incentive Compensation Plan Non Employees	Dec. 31, 2012 Partnerships Omnibus Incentive Compensation Plan Non Employees	Mar. 01, 2010 Crude Carriers Corp. Equity Incentive Plan	Dec. 31, 2012 Crude Carriers Corp. Equity Incentive Plan	Sep. 30, 2011 Acquisition of Crude Carriers Corp. by the Partnership - Crude Equity Incentive Plan	Sep. 30, 2011 Acquisition of Crude Carriers Corp. by the Partnership - Crude Employee Equity Incentive Plan	Sep. 30, 2011 Acquisition of Crude Carriers Corp. by the Partnership - Crude Non Employee Equity Incentive Plan	Sep. 30, 2011 Acquisition of Crude Carriers Corp. by the Partnership - Crude Independent Committee	Dec. 31, 2012 Employee equity compensation	Dec. 31, 2011 Employee equity compensation	Dec. 31, 2010 Employee equity compensation	Aug. 25, 2010 Employee equity compensation	Dec. 31, 2012 Non-Employee equity compensation	Dec. 31, 2011 Non-Employee equity compensation	Dec. 31, 2010 Non-Employee equity compensation
Units / Shares authorized					800,000	500,000					400,000
Units granted							448,000		347,200		399,400
Number of annual installments								3				3
Vesting date of remaining awards										2013-08-31		2013-08-31
Shares exchange ratio													1.56
Unvested shares														205,000	194,400		338,135	536,666			650,464	650,464
Number of units converted														319,800	303,264
Vested shares																20,000	198,531				0
Number of units vested and converted																31,200
Value of unvested units accrued distribution				$ 1,823
Share based compensation	3,826	2,455	782														1,834	1,358	420		1,992	1,097	362
Total unrecognized compensation cost																	1,216
Grant date unit price																				$ 8.08
Expected period of recognition for unrecognized compensation cost																	0 years 7 months 25 days
Total unrecognized compensation cost																					$ 829
Grant date unit price																					$ 6.58
Expected period of recognition for unrecognized compensation cost																					0 years 8 months 0 days

Net (Loss) / Income Per Unit (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net (Loss) / Income Per Unit (Abstract)
Partnership's net (loss) / income	$ (21,189)	$ 87,120	$ 17,936
Less:
Partnership's net income available to preferred unit holders	10,809	0	0
General Partners' interest in Partnership's net (loss) / income	(640)	1,742	359
Partnership's net (loss) / income allocable to unvested units	0	1,571	147
Partnership's net (loss) / income available to common unit holders	$ (31,358)	$ 83,807	$ 17,430
Denominators
Weighted average number of common units outstanding, basic and diluted	68,256,072	47,138,336	32,437,314
Net (loss) / income per common unit:
Basic and diluted	$ (0.46)	$ 1.78	$ 0.54

Net (Loss) / Income Per Unit - Additional Information (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Net (Loss) / Income Per Unit (Abstract)
Antidilutive non vested units	1,187,130	795,200

Commitments and Contingencies - Lease Commitments (Table) (Details)	12 Months Ended
Dec. 31, 2012
M/V Archimidis
Property Plant And Equipment [Line Items]
Time charter (TC) in years	3+2+1+1TC
Commencement of charter	11/2012
Charterer	A.P. Moller-Maersk A.S.
Gross daily hire rate	$34.0
M/V Agamemnon
Property Plant And Equipment [Line Items]
Time charter (TC) in years	3+2+1+1TC
Commencement of charter	06/2012
Charterer	A.P. Moller-Maersk A.S.
Gross daily hire rate	$34.0
M/T Amoureux
Property Plant And Equipment [Line Items]
Time charter (TC) in years	1+1+1TC
Commencement of charter	10/2011
Charterer	CMTC (7)
Profit Sharing	50/50(7)
Gross daily hire rate	$20.0 (1y)+$24.0 (1y)+$28.0 (1y)
M/T Aias
Property Plant And Equipment [Line Items]
Time charter (TC) in years	1+1+1TC
Commencement of charter	11/2011
Charterer	CMTC (7)
Profit Sharing	50/50(7)
Gross daily hire rate	$20.0 (1y)+$24.0 (1y)+$28.0 (1y)
M/T Atlantas (M/T British Ensign)
Property Plant And Equipment [Line Items]
Time charter (TC) in years	5+3BC
Commencement of charter	04/2006
Charterer	B.P. Shipping Ltd
Gross daily hire rate	$13.5(3y)
M/T Aktoras (M/T British Envoy)
Property Plant And Equipment [Line Items]
Time charter (TC) in years	5+3BC
Commencement of charter	07/2006
Charterer	B.P. Shipping Ltd
Gross daily hire rate	$13.5(3y)
M/V Cape Agamemnon
Property Plant And Equipment [Line Items]
Time charter (TC) in years	10TC
Commencement of charter	07/2010
Charterer	COSCO Group
Gross daily hire rate	$42.2
M/T Agisilaos
Property Plant And Equipment [Line Items]
Time charter (TC) in years	1TC
Commencement of charter	09/2012
Charterer	CMTC
Profit Sharing	50/50(3)
Gross daily hire rate	$13.5
M/ T Arionas
Property Plant And Equipment [Line Items]
Time charter (TC) in years	1TC
Commencement of charter	11/2012
Charterer	CMTC
Profit Sharing	50/50(3)
Gross daily hire rate	$13.8
M/T Aiolos (M/T British Emissary)
Property Plant And Equipment [Line Items]
Time charter (TC) in years	5+3BC
Commencement of charter	03/2007
Charterer	B.P.ShippingLtd
Gross daily hire rate	$15.2(5y)+$13.5(3y)
M/T Avax
Property Plant And Equipment [Line Items]
Time charter (TC) in years	1TC
Commencement of charter	05/2012
Charterer	CMTC
Profit Sharing	50/50(3)
Gross daily hire rate	$14.0
M/T Axios
Property Plant And Equipment [Line Items]
Time charter (TC) in years	1TC
Commencement of charter	06/2012
Charterer	CMTC
Profit Sharing	50/50(3)
Gross daily hire rate	$14.0
M/T Alkiviadis
Property Plant And Equipment [Line Items]
Time charter (TC) in years	1TC
Commencement of charter	07/2012
Charterer	CMTC
Profit Sharing	50/50(3)
Gross daily hire rate	$13.4
M/T Assos (M/T Insurgentes)
Property Plant And Equipment [Line Items]
Time charter (TC) in years	5BC
Commencement of charter	04/2009
Charterer	Arrendadora Ocean Mexicana, S.A. de C.V (5)
Gross daily hire rate	$16.8
M/T Atrotos (M/T El Pipila)
Property Plant And Equipment [Line Items]
Time charter (TC) in years	5BC
Commencement of charter	04/2009
Charterer	Arrendadora Ocean Mexicana, S.A. de C.V (5)
Gross daily hire rate	$16.8
M/T Akeraios
Property Plant And Equipment [Line Items]
Time charter (TC) in years	1TC
Commencement of charter	07/2012
Charterer	CMTC
Profit Sharing	50/50(3)
Gross daily hire rate	$14.0
M/T Anemos I
Property Plant And Equipment [Line Items]
Time charter (TC) in years	3TC
Commencement of charter	09/2010
Charterer	Petrobras
Gross daily hire rate	$14.7
M/T Apostolos
Property Plant And Equipment [Line Items]
Time charter (TC) in years	1TC
Commencement of charter	9/2012
Charterer	CMTC
Profit Sharing	50/50(3)
Gross daily hire rate	$14.0
M/T Alexandros II (M/T Overseas Serifos)
Property Plant And Equipment [Line Items]
Time charter (TC) in years	10BC
Commencement of charter	01/2008
Charterer	Overseas Shipholding Group Inc. (2)
Gross daily hire rate	$13.0
M/T Aristotelis II (M/T Overseas Sifnos)
Property Plant And Equipment [Line Items]
Time charter (TC) in years	10BC
Commencement of charter	06/2008
Charterer	Overseas Shipholding Group Inc. (2)
Gross daily hire rate	$13.0
M/T Aris II (M/T Overseas Kimolos)
Property Plant And Equipment [Line Items]
Time charter (TC) in years	10BC
Commencement of charter	08/2008
Charterer	Overseas Shipholding Group Inc. (2)
Gross daily hire rate	$13.0
M/T Agamemnon II
Property Plant And Equipment [Line Items]
Time charter (TC) in years	1TC
Commencement of charter	01/2012
Charterer	B.P. Shipping Ltd
Profit Sharing	50/50(3)
Gross daily hire rate	$14.0
M/T Ayrton II
Property Plant And Equipment [Line Items]
Time charter (TC) in years	1+1TC
Commencement of charter	04/2012
Charterer	B.P. Shipping Ltd
Profit Sharing	50/50(3)
Gross daily hire rate	$14.0(1y)+$15(1y)
M/T Amore Mio II
Property Plant And Equipment [Line Items]
Time charter (TC) in years	1TC
Commencement of charter	03/2012
Charterer	BP Shipping
Gross daily hire rate	$17.2
M/T Miltiadis MII
Property Plant And Equipment [Line Items]
Time charter (TC) in years	2TC
Commencement of charter	09/2012
Charterer	Subtec, S.A. de C.V.
Gross daily hire rate	$23.2

Commitments and Contingencies - Future Minimum Charter Hire Receipts (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
For the years ended December 31,
2013	$ 95,362
2014	73,347
2015	47,031
2016	19,839
2017	15,403
Thereafter	38,445
Total	$ 289,427

Commitments and Contingencies - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
End of eighth year of charter
Property Plant And Equipment [Line Items]
Vessel Value Purchase Option	$ 38,000
End of ninth year of charter
Property Plant And Equipment [Line Items]
Vessel Value Purchase Option	35,500
End of tenth year of charter
Property Plant And Equipment [Line Items]
Vessel Value Purchase Option	$ 33,000
M/V Archimidis and M/V Agamemnon
Property Plant And Equipment [Line Items]
Charter Terms	M/V 'Archimidis' and the M/V 'Agamemnon' are employed on time charters with the industry leader A.P. Moller-Maersk A.S. ('Maersk Line') at a gross day rate of US$34.0 per day with earliest redelivery in November 2015 and August 2015, respectively. Maersk Line has the option to extend the charter of both vessels for an additional four years at a gross day rate of US$31.5 and $30.5 per day, respectively for the fourth and fifth year and $32.0 per day for the final two years. If all options were to be exercised, the employment of the vessels would extend to July 2019 for the M/V 'Agamemnon' and December 2019 for the M/V 'Archimidis.'
M/T Amore Mio II
Property Plant And Equipment [Line Items]
Charter Terms	For the period from March to December 2013 the rate for this charter will be $17.5. B.P. Shipping Ltd has the right to extend the charter for an additional 3-months option declarable by September 2013.
M/T Aias and M/T Amoureux
Property Plant And Equipment [Line Items]
Charter Terms	The M/T 'Aias' and 'Amoureux' will be earning for the first 12 months of their time charter with CMTC a gross daily charter rate of $20.0 per day plus 50/50 profit share on actual earnings settled every 6 months. CMTC will have the option to extend the time charter employment for a second year at $24.0 per day and for a third year at $28.0 per day with the same profit share arrangements.

Subsequent events (Details) (USD $)	1 Months Ended
Jan. 22, 2013
Common Unitholders
Dividend paid	$ 0.2325
Class B Unitholders
Dividend paid	$ 0.21375